Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

November 30, 2019

SEI-QTLY-0120
1.810690.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc. (a)	193,163	$343,830
ATN International, Inc.	54,059	3,035,413
Bandwidth, Inc. (a)	76,613	4,284,965
Cincinnati Bell, Inc. (a)(b)	249,327	1,618,132
Cogent Communications Group, Inc.	202,683	12,704,170
Consolidated Communications Holdings, Inc. (b)	374,159	1,358,197
Frontier Communications Corp. (a)(b)	509,006	343,528
GCI Liberty, Inc. (a)	460,100	32,662,499
Globalstar, Inc. (a)(b)	3,208,461	1,251,300
GlowPoint, Inc. (a)	31,599	37,603
IDT Corp. Class B (a)	105,714	753,741
Iridium Communications, Inc. (a)	467,157	10,884,758
Ooma, Inc. (a)	84,984	1,179,578
ORBCOMM, Inc. (a)(b)	393,191	1,576,696
Otelco, Inc. (a)	200	2,210
Pareteum Corp. (a)(b)	629,496	274,460
PDVWireless, Inc. (a)	56,549	2,401,636
Vonage Holdings Corp. (a)	1,111,343	8,790,723
Zayo Group Holdings, Inc. (a)	1,127,433	38,603,306
		122,106,745
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	262,501	2,147,258
Ballantyne of Omaha, Inc. (a)	46,879	126,573
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	544	4,254
Cinedigm Corp. (a)(b)	23,291	18,025
Cinemark Holdings, Inc.	510,149	17,278,747
Gaia, Inc. Class A (a)(b)	63,495	531,453
Global Eagle Entertainment, Inc. (a)	266,502	126,588
Glu Mobile, Inc. (a)	540,516	2,989,053
Lions Gate Entertainment Corp.:
Class A (b)	297,182	2,778,652
Class B	472,810	4,099,263
Live Nation Entertainment, Inc. (a)	674,981	47,120,424
LiveXLive Media, Inc. (a)(b)	155,419	298,404
Marcus Corp.	115,900	3,646,214
NTN Communications, Inc. (a)	20,786	56,746
Reading International, Inc. Class A (a)	94,967	1,018,996
Roku, Inc. Class A (a)(b)	438,617	70,341,008
Rosetta Stone, Inc. (a)	116,081	1,803,899
Sciplay Corp. (A Shares)	106,506	1,254,641
The Madison Square Garden Co. (a)	81,253	22,895,470
World Wrestling Entertainment, Inc. Class A (b)	231,040	14,329,101
Zynga, Inc. (a)	4,535,234	28,254,508
		221,119,277
Interactive Media & Services - 1.0%
ANGI Homeservices, Inc. Class A (a)(b)	340,920	2,642,130
Autoweb, Inc. (a)(b)	46,143	113,050
Care.com, Inc. (a)(b)	139,231	1,744,564
CarGurus, Inc. Class A (a)(b)	343,130	13,756,082
Cars.com, Inc. (a)(b)	315,471	4,192,610
DHI Group, Inc. (a)	262,377	884,210
Eventbrite, Inc. (a)	178,297	3,835,168
EverQuote, Inc. Class A (a)	51,941	1,828,843
IAC/InterActiveCorp (a)	348,198	77,543,695
Izea Worldwide, Inc. (a)(b)	24,439	6,232
Liberty TripAdvisor Holdings, Inc. (a)	366,346	2,538,778
Match Group, Inc. (b)	263,947	18,602,985
MeetMe, Inc. (a)	326,507	1,580,294
Pinterest, Inc. Class A	420,623	8,193,736
Professional Diversity Network, Inc. (a)(b)(c)	5,685	5,173
QuinStreet, Inc. (a)	226,290	3,561,805
Snap, Inc. Class A (a)(b)	3,672,326	56,002,972
Travelzoo, Inc. (a)	31,997	330,529
TrueCar, Inc. (a)	492,274	2,584,439
Yelp, Inc. (a)	313,079	10,857,580
Zedge, Inc. (a)	22,584	39,186
Zillow Group, Inc.:
Class A (a)(b)	170,856	6,673,635
Class C (a)(b)	599,008	23,451,163
		240,968,859
Media - 2.3%
A.H. Belo Corp. Class A	71,028	207,395
Altice U.S.A., Inc. Class A (a)	1,494,005	38,216,648
AMC Networks, Inc. Class A (a)	216,289	8,311,986
Beasley Broadcast Group, Inc. Class A	15,847	44,926
Boston Omaha Corp. (a)(b)	48,795	1,040,797
Cable One, Inc.	23,882	36,658,870
Cardlytics, Inc. (a)	89,443	5,013,280
Cbdmd, Inc. (a)(b)	59,756	194,207
Central European Media Enterprises Ltd. Class A (a)	466,858	2,100,861
Clear Channel Outdoor Holdings, Inc. (a)(b)	1,778,834	4,411,508
comScore, Inc. (a)	245,403	1,003,698
Cumulus Media, Inc. (a)	67,204	1,165,317
Daily Journal Corp. (a)(b)	4,533	1,287,825
E.W. Scripps Co. Class A	273,688	4,083,425
Emerald Expositions Events, Inc.	131,779	1,319,108
Emmis Communications Corp. Class A (a)	29,402	133,191
Entercom Communications Corp. Class A	609,864	2,884,657
Entravision Communication Corp. Class A	291,837	828,817
Fluent, Inc. (a)	183,347	300,689
Gray Television, Inc. (a)	402,016	8,136,804
Harte-Hanks, Inc. (a)	20,159	59,267
Hemisphere Media Group, Inc. (a)	92,913	1,300,782
iHeartMedia, Inc. (a)(b)	284,091	4,372,160
Insignia Systems, Inc. (a)	22,471	19,327
John Wiley & Sons, Inc. Class A	223,257	10,551,126
Lee Enterprises, Inc. (a)	257,107	498,788
Liberty Broadband Corp.:
Class A (a)	115,347	13,646,704
Class C (a)(b)	727,775	86,961,835
Liberty Global PLC:
Class A (a)	705,599	15,911,257
Class B (a)	300	6,747
Class C (a)	2,080,097	44,722,086
Liberty Latin America Ltd.:
Class A (a)	161,607	2,876,605
Class C (a)	588,217	10,552,613
Liberty Media Corp.:
Liberty Braves Class A (a)	52,941	1,502,995
Liberty Braves Class C (a)	161,745	4,577,384
Liberty Formula One Group Series C (a)	971,216	43,792,129
Liberty Media Class A (a)	120,484	5,189,246
Liberty SiriusXM Series A (a)	359,100	17,488,170
Liberty SiriusXM Series C (a)	759,935	36,864,447
Loral Space & Communications Ltd. (a)	59,528	2,015,618
Marchex, Inc. Class B (a)	161,827	650,545
MDC Partners, Inc. Class A (a)	246,611	574,604
Meredith Corp.	196,165	6,873,622
MSG Network, Inc. Class A (a)(b)	233,439	3,791,049
National CineMedia, Inc.	299,105	2,006,995
New Media Investment Group, Inc. (b)	559,206	3,556,550
Nexstar Broadcasting Group, Inc. Class A	218,416	23,525,587
Saga Communications, Inc. Class A	17,467	536,936
Salem Communications Corp. Class A	38,194	56,527
Scholastic Corp.	136,623	5,072,812
Sinclair Broadcast Group, Inc. Class A	315,617	10,992,940
Sirius XM Holdings, Inc.	6,682,328	46,642,649
SPAR Group, Inc. (a)	143,038	165,924
Srax, Inc. (a)(b)	55,736	71,342
Srax, Inc. rights 12/31/19 (a)(c)	34,667	6,240
TechTarget, Inc. (a)	116,914	3,100,559
Tegna, Inc.	1,037,382	15,923,814
The McClatchy Co. Class A (a)(b)	20,452	7,342
The New York Times Co. Class A	687,858	22,183,421
Townsquare Media, Inc.	39,720	326,896
Tribune Publishing Co.	101,876	1,275,488
Urban One, Inc. Class D (non-vtg.) (a)	112,382	222,516
WideOpenWest, Inc. (a)	141,905	869,878
Xcel Brands, Inc. (a)	41,881	60,727
		568,748,258
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(b)	212,867	2,450,099
Gogo, Inc. (a)(b)	264,954	1,340,667
NII Holdings, Inc. (a)	489,197	909,906
Shenandoah Telecommunications Co.	233,211	8,757,073
Spok Holdings, Inc.	99,718	1,227,529
Sprint Corp. (a)	2,889,915	17,108,297
Telephone & Data Systems, Inc.	458,689	10,875,516
U.S. Cellular Corp. (a)	78,207	2,651,999
		45,321,086

TOTAL COMMUNICATION SERVICES		1,198,264,225

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Adient PLC	417,301	9,122,200
American Axle & Manufacturing Holdings, Inc. (a)	551,039	5,433,245
Autoliv, Inc. (b)	377,767	30,871,119
Cooper Tire & Rubber Co.	244,510	7,046,778
Cooper-Standard Holding, Inc. (a)	81,829	2,326,398
Dana, Inc.	687,054	11,645,565
Delphi Technologies PLC	417,415	5,200,991
Dorman Products, Inc. (a)	140,122	10,413,867
Fox Factory Holding Corp. (a)	185,609	12,237,201
Garrett Motion, Inc. (a)	362,398	4,192,945
Gentex Corp.	1,227,593	34,863,641
Gentherm, Inc. (a)	162,360	6,794,766
Horizon Global Corp. (a)(b)	120,070	414,242
LCI Industries	120,873	12,868,140
Lear Corp.	265,716	31,968,292
Modine Manufacturing Co. (a)	250,078	1,855,579
Motorcar Parts of America, Inc. (a)(b)	93,916	1,832,301
Shiloh Industries, Inc. (a)	59,119	225,243
Standard Motor Products, Inc.	99,564	5,015,039
Stoneridge, Inc. (a)	132,054	3,980,108
Strattec Security Corp.	16,077	375,880
Superior Industries International, Inc.	124,446	348,449
Sypris Solutions, Inc. (a)	33,367	27,695
Tenneco, Inc.	280,096	3,470,389
The Goodyear Tire & Rubber Co.	1,112,608	17,790,602
Unique Fabricating, Inc.	9,426	33,368
Veoneer, Inc. (a)(b)	490,993	7,949,177
Visteon Corp. (a)(b)	133,830	12,517,120
Workhorse Group, Inc. (a)(b)	248,346	682,952
XPEL, Inc. (a)	9,540	149,778
		241,653,070
Automobiles - 1.0%
Arcimoto, Inc. (a)(b)	51,439	88,475
Tesla, Inc. (a)(b)	681,326	224,796,657
Thor Industries, Inc. (b)	265,027	16,900,772
Winnebago Industries, Inc.	162,395	7,718,634
		249,504,538
Distributors - 0.2%
Core-Mark Holding Co., Inc.	227,046	6,118,890
Educational Development Corp.	32,392	197,591
Funko, Inc. (a)(b)	87,402	1,247,227
Pool Corp.	192,448	39,730,890
Weyco Group, Inc.	33,001	810,175
		48,104,773
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	264,541	8,922,968
American Public Education, Inc. (a)	81,554	2,019,277
Aspen Group, Inc. (a)	17,566	124,367
Bright Horizons Family Solutions, Inc. (a)	280,901	42,281,219
Career Education Corp. (a)	343,232	5,725,110
Carriage Services, Inc.	80,618	1,938,863
Chegg, Inc. (a)(b)	548,614	21,269,765
Collectors Universe, Inc.	38,346	1,007,349
DropCar, Inc. (a)	1,631	932
Frontdoor, Inc. (a)	409,687	18,542,434
Graham Holdings Co.	21,119	13,338,972
Grand Canyon Education, Inc. (a)	233,352	19,879,257
Houghton Mifflin Harcourt Co. (a)	514,416	3,019,622
HyreCar, Inc. (a)(b)	61,111	160,111
K12, Inc. (a)	188,384	3,701,746
Laureate Education, Inc. Class A (a)	528,724	9,173,361
Lincoln Educational Services Corp. (a)	82,611	144,569
OneSpaWorld Holdings Ltd. (b)	166,392	2,717,181
Regis Corp. (a)	125,533	2,024,847
Select Interior Concepts, Inc. (a)	80,368	827,790
Service Corp. International	876,128	38,567,155
ServiceMaster Global Holdings, Inc. (a)	656,479	25,727,412
Strategic Education, Inc.	105,865	15,005,305
Universal Technical Institute, Inc. (a)	85,915	504,321
Weight Watchers International, Inc. (a)	224,572	9,721,722
Xpresspa Group, Inc. (a)	4,614	3,502
Zovio, Inc. (a)	125,853	254,223
		246,603,380
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	1,188,322	51,858,372
Ark Restaurants Corp.	8,300	167,453
BBQ Holdings, Inc. (a)	20,922	98,543
BFC Financial Corp. Class A	322,999	1,479,335
Biglari Holdings, Inc. (a)	449	264,910
Biglari Holdings, Inc. (a)	4,931	556,217
BJ's Restaurants, Inc.	93,313	3,839,830
Bloomin' Brands, Inc.	421,056	10,126,397
Bluegreen Vacations Corp.	41,601	410,602
Boyd Gaming Corp.	385,474	11,336,790
Brinker International, Inc.	177,711	7,961,453
Caesars Entertainment Corp. (a)	2,665,545	34,758,707
Carrols Restaurant Group, Inc. (a)	176,097	1,394,688
Century Casinos, Inc. (a)	135,738	1,099,478
Chanticleer Holdings, Inc. (a)(b)	9,043	5,860
Choice Hotels International, Inc. (b)	152,699	14,849,978
Churchill Downs, Inc.	171,895	22,348,069
Chuy's Holdings, Inc. (a)(b)	82,945	2,390,475
Cracker Barrel Old Country Store, Inc.	115,494	17,756,048
Dave & Buster's Entertainment, Inc. (b)	148,431	5,963,958
Del Taco Restaurants, Inc. (a)	178,255	1,335,130
Denny's Corp. (a)	286,321	5,594,712
Dine Brands Global, Inc.	82,159	6,809,338
Diversified Restaurant Holdings, Inc. (a)	53,847	55,462
Domino's Pizza, Inc.	198,423	58,395,889
Dover Motorsports, Inc.	22,265	42,094
Drive Shack, Inc. (a)	273,459	1,050,083
Dunkin' Brands Group, Inc.	399,558	30,586,165
El Pollo Loco Holdings, Inc. (a)(b)	112,233	1,809,196
Eldorado Resorts, Inc. (a)(b)	314,743	16,841,898
Everi Holdings, Inc. (a)	349,378	4,706,122
Extended Stay America, Inc. unit	894,865	13,208,207
Fiesta Restaurant Group, Inc. (a)	117,958	1,167,784
Flanigans Enterprises, Inc. (b)	1,099	24,398
Full House Resorts, Inc. (a)	33,775	118,213
Golden Entertainment, Inc. (a)	97,885	1,773,676
Good Times Restaurants, Inc. (a)	40,245	64,392
Habit Restaurants, Inc. Class A (a)(b)	104,122	1,107,858
Hilton Grand Vacations, Inc. (a)	409,223	14,171,392
Hyatt Hotels Corp. Class A (b)	182,886	14,777,189
Inspired Entertainment, Inc. (a)	65,633	458,775
J. Alexanders Holdings, Inc. (a)	57,936	600,796
Jack in the Box, Inc.	124,920	9,904,907
Kura Sushi U.S.A., Inc. Class A (a)	12,235	317,376
Lindblad Expeditions Holdings (a)	140,773	2,181,982
Luby's, Inc. (a)	53,936	112,187
Marriott Vacations Worldwide Corp.	186,103	22,860,893
Monarch Casino & Resort, Inc. (a)	59,786	2,726,242
Nathan's Famous, Inc.	14,061	1,048,248
New Canterbury Park Holding Co.	400	4,904
Noodles & Co. (a)(b)	180,751	1,138,731
Papa John's International, Inc. (b)	105,216	6,658,068
Penn National Gaming, Inc. (a)(b)	521,518	12,010,560
Planet Fitness, Inc. (a)	406,145	30,022,238
Playa Hotels & Resorts NV (a)	281,535	2,218,496
PlayAGS, Inc. (a)	128,219	1,473,236
Potbelly Corp. (a)(b)	129,702	656,292
Rave Restaurant Group, Inc. (a)	27,004	45,907
RCI Hospitality Holdings, Inc.	43,450	799,480
Red Lion Hotels Corp. (a)	142,774	498,281
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	1,743,071
Red Rock Resorts, Inc.	342,059	8,004,181
Ruth's Hospitality Group, Inc.	138,050	3,226,229
Scientific Games Corp. Class A (a)(b)	259,348	7,095,761
SeaWorld Entertainment, Inc. (a)(b)	189,978	5,562,556
Shake Shack, Inc. Class A (a)	146,027	9,050,753
Six Flags Entertainment Corp.	377,773	16,425,570
Target Hospitality Corp. (a)	161,509	763,938
Texas Roadhouse, Inc. Class A	316,657	18,334,440
The Cheesecake Factory, Inc. (b)	202,196	8,817,768
The ONE Group Hospitality, Inc. (a)	9,510	30,908
Town Sports International Holdings, Inc. (a)	117,611	181,121
Twin River Worldwide Holdings, Inc.	126,987	3,085,784
Vail Resorts, Inc.	193,818	47,033,814
Wendy's Co.	889,808	19,077,484
Wingstop, Inc.	140,606	11,248,480
Wyndham Destinations, Inc.	442,847	21,478,080
Wyndham Hotels & Resorts, Inc.	465,335	26,956,857
		666,160,755
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	44,549	678,036
Beazer Homes U.S.A., Inc. (a)	145,583	2,230,332
Cavco Industries, Inc. (a)	41,577	8,315,816
Century Communities, Inc. (a)	129,567	3,692,660
Comstock Holding Companies, Inc. (a)(b)	5,255	10,878
CSS Industries, Inc.	38,366	169,578
Dixie Group, Inc. (a)	52,063	82,780
Emerson Radio Corp. (a)	23,944	19,633
Ethan Allen Interiors, Inc.	125,271	2,239,845
Flexsteel Industries, Inc.	27,568	506,700
GoPro, Inc. Class A (a)(b)	599,936	2,423,741
Green Brick Partners, Inc. (a)	126,138	1,439,235
Hamilton Beach Brands Holding Co. Class A	31,310	615,555
Helen of Troy Ltd. (a)	120,453	19,443,523
Hooker Furniture Corp.	56,516	1,345,646
Hovnanian Enterprises, Inc. Class A (a)	22,827	509,042
Installed Building Products, Inc. (a)	104,422	7,487,057
iRobot Corp. (a)(b)	135,706	5,911,353
KB Home	411,069	14,214,766
Koss Corp. (a)(b)	1,363	1,949
La-Z-Boy, Inc.	227,132	7,177,371
Legacy Housing Corp.	19,089	305,806
LGI Homes, Inc. (a)(b)	98,973	7,152,779
Libbey, Inc. (a)(b)	110,300	190,819
Lifetime Brands, Inc.	49,035	319,708
Live Ventures, Inc. (a)	13,437	108,437
Lovesac (a)(b)	42,235	644,506
M.D.C. Holdings, Inc.	235,702	9,326,728
M/I Homes, Inc. (a)	135,696	6,007,262
Meritage Homes Corp. (a)	172,425	11,473,160
New Home Co. LLC (a)	59,315	265,731
Nova LifeStyle, Inc. (a)(b)	94,559	43,497
Purple Innovation, Inc. (a)	13,233	105,864
Skyline Champion Corp. (a)	241,098	7,999,632
Sonos, Inc. (a)(b)	303,833	4,208,087
Taylor Morrison Home Corp. (a)	512,792	11,907,030
Tempur Sealy International, Inc. (a)	219,907	18,665,706
Toll Brothers, Inc.	624,011	25,066,522
TopBuild Corp. (a)	167,046	18,421,833
TRI Pointe Homes, Inc. (a)	693,825	10,809,794
Tupperware Brands Corp.	237,842	2,009,765
Turtle Beach Corp. (a)(b)	54,068	450,927
Universal Electronics, Inc. (a)	66,866	3,717,750
VOXX International Corp. (a)	81,933	377,711
Vuzix Corp. (a)(b)	144,813	353,344
William Lyon Homes, Inc. (a)	158,306	3,305,429
Zagg, Inc. (a)(b)	138,785	1,065,869
		222,819,192
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	124,295	1,674,254
Blue Apron Holdings, Inc. Class A (a)(b)	22,801	153,679
Chewy, Inc. (b)	263,936	6,535,055
Duluth Holdings, Inc. (a)(b)	50,523	466,327
Etsy, Inc. (a)	580,265	25,177,698
EVINE Live, Inc. (a)	202,505	105,303
Groupon, Inc. (a)	2,194,905	6,365,225
GrubHub, Inc. (a)(b)	441,209	19,024,932
Lands' End, Inc. (a)(b)	79,744	939,384
Leaf Group Ltd. (a)	70,824	262,049
Liberty Interactive Corp. QVC Group Series A (a)	1,886,707	17,848,248
Liquidity Services, Inc. (a)	125,407	876,595
Overstock.com, Inc. (a)(b)	140,116	1,063,480
PetMed Express, Inc. (b)	97,461	2,225,035
Quotient Technology, Inc. (a)	364,300	3,799,649
Remark Holdings, Inc. (a)(b)	98,931	66,778
Revolve Group, Inc. (b)	63,047	1,016,318
RumbleON, Inc. Class B (a)(b)	47,249	58,589
Shutterstock, Inc. (a)	92,293	3,837,543
Stamps.com, Inc. (a)(b)	77,884	6,795,379
Stitch Fix, Inc. (a)(b)	116,212	2,740,279
The RealReal, Inc. (b)	72,990	1,255,428
The Rubicon Project, Inc. (a)	242,190	1,956,895
U.S. Auto Parts Network, Inc. (a)	61,593	137,968
Waitr Holdings, Inc. (a)(b)	340,435	129,365
Wayfair LLC Class A (a)(b)	312,195	26,511,599
		131,023,054
Leisure Products - 0.4%
Acushnet Holdings Corp.	172,163	5,176,941
American Outdoor Brands Corp. (a)	272,924	2,385,356
Brunswick Corp.	411,089	24,159,701
Callaway Golf Co.	455,231	9,459,700
Clarus Corp.	111,951	1,409,463
Escalade, Inc.	33,390	378,977
JAKKS Pacific, Inc. (a)(b)	84,913	85,762
Johnson Outdoors, Inc. Class A	29,502	1,905,829
Malibu Boats, Inc. Class A (a)	103,294	4,084,245
Marine Products Corp.	37,881	573,140
Mattel, Inc. (a)(b)	1,655,033	19,363,886
MCBC Holdings, Inc. (a)	94,975	1,577,535
Nautilus, Inc. (a)	139,378	200,704
Polaris, Inc.	276,090	26,973,993
Sturm, Ruger & Co., Inc.	79,755	3,632,840
Summer Infant, Inc. (a)	36,722	11,751
Vista Outdoor, Inc. (a)	293,097	2,426,843
YETI Holdings, Inc. (a)(b)	146,037	4,646,897
		108,453,563
Multiline Retail - 0.1%
Big Lots, Inc.	187,290	3,914,361
Dillard's, Inc. Class A (b)	50,160	3,601,488
JC Penney Corp., Inc. (a)(b)	1,492,223	1,686,212
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	263,239	17,215,831
Tuesday Morning Corp. (a)(b)	239,030	377,667
		26,795,559
Specialty Retail - 2.0%
Aaron's, Inc. Class A	326,053	19,041,495
Abercrombie & Fitch Co. Class A	304,270	4,859,192
America's Car Mart, Inc. (a)	31,068	3,394,490
American Eagle Outfitters, Inc.	764,905	11,450,628
Asbury Automotive Group, Inc. (a)	93,415	10,354,119
Ascena Retail Group, Inc. (a)	831,231	374,636
At Home Group, Inc. (a)(b)	218,369	1,873,606
AutoNation, Inc. (a)(b)	283,714	14,494,948
Barnes & Noble Education, Inc. (a)	185,417	934,502
Bed Bath & Beyond, Inc.	618,114	9,012,102
Big 5 Sporting Goods Corp.	96,400	260,280
Blink Charging Co. (a)(b)	48,416	90,538
Boot Barn Holdings, Inc. (a)	136,667	5,442,080
Build-A-Bear Workshop, Inc. (a)(b)	60,976	182,928
Burlington Stores, Inc. (a)	318,524	71,667,900
Caleres, Inc. (b)	211,089	4,620,738
Camping World Holdings, Inc. (b)	155,566	1,873,015
Carvana Co. Class A (a)(b)	240,155	22,891,575
Chico's FAS, Inc.	597,745	2,851,244
Citi Trends, Inc.	68,267	1,401,522
Conn's, Inc. (a)(b)	94,253	2,066,968
Destination XL Group, Inc. (a)	161,954	199,203
DGSE Companies, Inc. (a)	6,800	9,520
Dick's Sporting Goods, Inc. (b)	316,575	14,502,301
DSW, Inc. Class A (b)	275,013	4,537,715
Express, Inc. (a)	350,263	1,376,534
Five Below, Inc. (a)	267,727	33,120,507
Floor & Decor Holdings, Inc. Class A (a)	331,740	15,926,837
Foot Locker, Inc.	527,416	21,123,011
Francesca's Holdings Corp. (a)(b)	13,421	208,697
GameStop Corp. Class A (b)	438,081	2,777,434
Genesco, Inc. (a)	70,688	2,625,352
GNC Holdings, Inc. Class A (a)(b)	387,103	1,138,083
Group 1 Automotive, Inc.	83,639	8,622,345
Guess?, Inc. (b)	206,351	3,972,257
Haverty Furniture Companies, Inc.	95,087	1,912,200
Hibbett Sports, Inc. (a)(b)	88,809	2,519,511
J.Jill, Inc. (b)	69,488	120,909
Kirkland's, Inc. (a)(b)	81,142	126,582
Lithia Motors, Inc. Class A (sub. vtg.)	107,397	17,245,810
Lumber Liquidators Holdings, Inc. (a)(b)	141,437	1,260,204
MarineMax, Inc. (a)	117,795	1,950,685
Michaels Companies, Inc. (a)(b)	378,479	3,095,958
Monro, Inc. (b)	159,399	11,699,887
Murphy U.S.A., Inc. (a)	144,666	17,002,595
National Vision Holdings, Inc. (a)	373,930	11,292,686
Office Depot, Inc.	2,611,847	5,824,419
Party City Holdco, Inc. (a)(b)	269,502	520,139
Penske Automotive Group, Inc.	149,122	7,529,170
Pier 1 Imports, Inc. (a)(b)	19,826	167,926
Rent-A-Center, Inc.	238,510	6,208,415
RH (a)(b)	76,458	15,719,000
RTW Retailwinds, Inc. (a)	121,608	162,955
Sally Beauty Holdings, Inc. (a)(b)	577,277	10,639,215
Shoe Carnival, Inc. (b)	48,930	1,737,015
Signet Jewelers Ltd. (b)	249,732	4,587,577
Sleep Number Corp. (a)	140,900	6,801,243
Sonic Automotive, Inc. Class A (sub. vtg.)	119,064	3,899,346
Sportsman's Warehouse Holdings, Inc. (a)	190,872	1,395,274
Stage Stores, Inc. (b)	92,328	443,174
Stein Mart, Inc. (a)(b)	118,280	84,830
Tailored Brands, Inc. (b)	241,171	1,275,795
Tandy Leather Factory, Inc. (a)	3,417	17,837
The Buckle, Inc. (b)	138,703	3,858,717
The Cato Corp. Class A (sub. vtg.)	113,369	2,160,813
The Children's Place Retail Stores, Inc. (b)	73,881	5,338,641
The Container Store Group, Inc. (a)(b)	73,884	307,357
Tile Shop Holdings, Inc. (b)	10,729	18,025
Tilly's, Inc.	104,883	1,034,146
Trans World Entertainment Corp. (a)(b)	1,429	3,858
Urban Outfitters, Inc. (a)(b)	341,215	8,755,577
Vitamin Shoppe, Inc. (a)	86,305	559,256
Williams-Sonoma, Inc.	376,597	26,135,832
Winmark Corp.	11,508	2,036,916
Zumiez, Inc. (a)	100,041	2,955,211
		487,683,008
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	215,344	22,247,189
Centric Brands, Inc. (a)(b)	60,189	181,771
Charles & Colvard Ltd. (a)(b)	56,754	84,563
Cherokee, Inc. (a)	16,787	17,794
Columbia Sportswear Co.	140,380	12,985,150
Crocs, Inc. (a)	336,998	11,761,230
Crown Crafts, Inc.	3,686	24,696
Culp, Inc.	47,215	761,106
Deckers Outdoor Corp. (a)	139,335	23,433,360
Delta Apparel, Inc. (a)	28,383	794,156
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	18,439
Fossil Group, Inc. (a)	227,920	1,707,121
G-III Apparel Group Ltd. (a)	207,836	6,151,946
Iconix Brand Group, Inc. (a)(b)	26,935	32,053
Kontoor Brands, Inc.	224,500	8,048,325
Lakeland Industries, Inc. (a)	24,080	248,265
Levi Strauss & Co. Class A (b)	206,123	3,458,744
lululemon athletica, Inc. (a)	543,679	122,702,914
Movado Group, Inc.	84,900	1,659,795
Oxford Industries, Inc.	83,900	6,243,838
Rocky Brands, Inc.	32,323	901,165
Sequential Brands Group, Inc. (a)(b)	181,557	72,623
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	643,001	25,861,500
Steven Madden Ltd.	375,445	15,945,149
Superior Group of Companies, Inc.	31,084	417,458
Unifi, Inc. (a)	78,142	1,902,758
Vera Bradley, Inc. (a)	116,716	1,288,545
Vince Holding Corp. (a)	13,170	298,564
Wolverine World Wide, Inc.	389,806	12,512,773
		281,762,990

TOTAL CONSUMER DISCRETIONARY		2,710,563,882

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Alkaline Water Co., Inc. (a)(b)	223,735	261,770
Boston Beer Co., Inc. Class A (a)(b)	44,615	17,146,437
Celsius Holdings, Inc. (a)(b)	70,675	342,774
Coca-Cola Bottling Co. Consolidated	22,820	6,165,051
Craft Brew Alliance, Inc. (a)	53,293	878,269
Eastside Distilling, Inc. (a)(b)	8,987	28,309
Keurig Dr. Pepper, Inc. (b)	1,290,855	39,939,054
MGP Ingredients, Inc.	64,598	2,946,961
National Beverage Corp. (b)	58,967	2,927,122
New Age Beverages Corp. (a)(b)	353,022	762,528
Primo Water Corp. (a)(b)	168,129	1,714,916
REED'S, Inc. (a)(b)	112,734	74,517
		73,187,708
Food & Staples Retailing - 0.6%
Andersons, Inc.	160,982	3,718,684
BJ's Wholesale Club Holdings, Inc. (a)	583,222	13,822,361
Casey's General Stores, Inc.	177,219	30,795,346
Chefs' Warehouse Holdings (a)	126,316	4,491,797
Grocery Outlet Holding Corp.	148,422	4,917,221
HF Foods Group, Inc. (a)	31,181	841,887
iFresh, Inc. (a)(b)	19,708	7,095
Ingles Markets, Inc. Class A	73,183	3,252,253
Natural Grocers by Vitamin Cottage, Inc.	42,028	392,962
Performance Food Group Co. (a)	508,123	23,912,268
PriceSmart, Inc.	108,745	8,127,601
Rite Aid Corp. (a)(b)	253,953	2,300,814
SpartanNash Co.	185,417	2,625,505
Sprouts Farmers Market LLC (a)	573,143	11,348,231
U.S. Foods Holding Corp. (a)	1,056,517	42,017,681
United Natural Foods, Inc. (a)(b)	257,331	2,346,859
Village Super Market, Inc. Class A	37,465	1,059,510
Weis Markets, Inc.	83,451	3,323,853
		159,301,928
Food Products - 1.1%
Alico, Inc.	12,431	420,914
Arcadia Biosciences, Inc. (a)(b)	30,854	153,344
B&G Foods, Inc. Class A (b)	320,282	5,303,870
Beyond Meat, Inc. (b)	49,513	4,107,598
Bridgford Foods Corp. (a)	700	18,746
Bunge Ltd.	683,322	36,475,728
Cal-Maine Foods, Inc. (b)	146,151	6,361,953
Calavo Growers, Inc. (b)	77,637	6,924,444
Coffee Holding Co., Inc. (a)	29,362	118,916
Darling International, Inc. (a)	790,044	18,803,047
Farmer Brothers Co. (a)	70,663	1,071,958
Flowers Foods, Inc.	927,340	19,965,630
Fresh Del Monte Produce, Inc.	149,407	4,885,609
Freshpet, Inc. (a)	150,062	8,064,332
Hostess Brands, Inc. Class A (a)(b)	585,467	7,874,531
Ingredion, Inc.	321,172	26,711,875
J&J Snack Foods Corp.	72,466	13,406,210
John B. Sanfilippo & Son, Inc.	43,280	4,230,187
Lancaster Colony Corp.	95,649	15,115,411
Landec Corp. (a)	144,548	1,656,520
Lifeway Foods, Inc. (a)	26,937	54,951
Limoneira Co. (b)	71,443	1,410,642
Pilgrim's Pride Corp. (a)	253,953	7,999,520
Post Holdings, Inc. (a)	330,470	34,897,632
RiceBran Technologies (a)	102,744	246,586
Rocky Mountain Chocolate Factory, Inc.	4,045	35,192
S&W Seed Co. (a)	104,872	237,011
Sanderson Farms, Inc.	94,674	15,676,121
Seaboard Corp.	1,243	5,110,682
Seneca Foods Corp. Class A (a)	29,562	1,155,874
The Hain Celestial Group, Inc. (a)(b)	388,545	9,604,832
The Simply Good Foods Co. (a)	393,253	10,865,580
Tootsie Roll Industries, Inc. (b)	84,786	2,912,399
TreeHouse Foods, Inc. (a)	268,595	13,131,610
		285,009,455
Household Products - 0.2%
Central Garden & Pet Co. (a)	7,062	186,296
Central Garden & Pet Co. Class A (non-vtg.) (a)	247,516	6,190,375
Energizer Holdings, Inc.	310,838	15,507,708
Ocean Bio-Chem, Inc.	25,804	85,411
Oil-Dri Corp. of America	22,658	822,259
Spectrum Brands Holdings, Inc.	222,305	13,898,509
WD-40 Co. (b)	65,210	12,592,703
		49,283,261
Personal Products - 0.3%
Avon Products, Inc. (a)	2,112,390	9,695,870
Cyanotech Corp. (a)	3,737	8,931
Edgewell Personal Care Co. (a)	263,036	8,196,202
elf Beauty, Inc. (a)	123,960	2,054,017
Herbalife Nutrition Ltd. (a)	459,330	20,950,041
Inter Parfums, Inc.	86,107	6,069,682
LifeVantage Corp. (a)(b)	66,269	998,674
Mannatech, Inc.	4,435	72,157
MediFast, Inc.(b)	57,625	5,065,814
MYOS Corp. (a)(b)	833	1,225
Natural Alternatives International, Inc. (a)	19,731	153,113
Natural Health Trends Corp.	34,344	198,165
Nature's Sunshine Products, Inc. (a)	31,350	314,911
Nu Skin Enterprises, Inc. Class A	265,167	10,139,986
Reliv International, Inc. (a)	1,499	5,981
Revlon, Inc. (a)(b)	36,264	899,710
United-Guardian, Inc.	6,104	122,446
USANA Health Sciences, Inc. (a)	64,900	4,776,640
Veru, Inc. (a)	188,434	399,480
Youngevity International, Inc. (a)(b)	35,729	157,565
		70,280,610
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	581,840	599,295
Pyxus International, Inc. (a)(b)	38,644	310,311
Turning Point Brands, Inc. (b)	44,114	1,217,988
Universal Corp.	123,772	6,463,374
Vector Group Ltd. (b)	561,027	7,540,203
		16,131,171

TOTAL CONSUMER STAPLES		653,194,133

ENERGY - 2.2%
Energy Equipment & Services - 0.5%
Apergy Corp. (a)	375,938	9,601,457
Archrock, Inc.	604,696	5,085,493
Aspen Aerogels, Inc. (a)	83,435	568,192
Basic Energy Services, Inc. (a)	98,791	45,345
Cactus, Inc.	230,775	6,967,097
Carbo Ceramics, Inc. (a)(b)	108,759	44,602
Core Laboratories NV (b)	206,096	9,027,005
COVIA Corp. (a)(b)	145,251	216,424
Dawson Geophysical Co. (a)	86,896	196,385
Diamond Offshore Drilling, Inc. (a)(b)	310,439	1,753,980
DMC Global, Inc. (b)	72,085	3,322,398
Dril-Quip, Inc. (a)	176,084	7,441,310
ENGlobal Corp. (a)	48,611	53,958
Enservco Corp. (a)(b)	76,307	14,888
Era Group, Inc. (a)	88,065	842,782
Exterran Corp. (a)	155,518	836,687
Forum Energy Technologies, Inc. (a)	400,780	525,022
Frank's International NV (a)	478,583	2,440,773
FTS International, Inc. (a)(b)	173,534	180,475
Geospace Technologies Corp. (a)	68,128	982,406
Gulf Island Fabrication, Inc. (a)	50,167	272,908
Helix Energy Solutions Group, Inc. (a)	685,737	5,691,617
Hi-Crush Partners LP (b)	400,808	336,158
Hornbeck Offshore Services, Inc. (a)(b)	145,542	53,851
Independence Contract Drilling, Inc. (a)	162,917	128,704
ION Geophysical Corp. (a)	52,303	440,914
Keane Group, Inc. (a)	764,271	3,660,858
Key Energy Services, Inc. (a)(b)	46,431	7,940
KLX Energy Services Holdings, Inc. (a)	118,053	666,999
Liberty Oilfield Services, Inc. Class A	244,435	2,160,805
Mammoth Energy Services, Inc. (b)	62,666	98,386
Matrix Service Co. (a)	134,805	2,822,817
McDermott International, Inc. (a)(b)	885,444	708,709
Mitcham Industries, Inc. (a)	40,167	87,162
Nabors Industries Ltd.	1,590,033	3,275,468
Natural Gas Services Group, Inc. (a)	51,774	561,230
NCS Multistage Holdings, Inc. (a)	58,361	125,476
Newpark Resources, Inc. (a)(b)	470,680	2,758,185
Nine Energy Service, Inc. (a)	58,249	319,205
Noble Corp. (a)(b)	1,310,750	1,389,395
Oceaneering International, Inc. (a)	483,682	6,486,176
Oil States International, Inc. (a)	289,311	4,611,617
Parker Drilling Co. (a)	5,814	111,047
Patterson-UTI Energy, Inc.	983,957	8,796,576
Profire Energy, Inc. (a)(b)	143,347	204,986
ProPetro Holding Corp. (a)	394,679	3,402,133
Quintana Energy Services, Inc. (a)(b)	65,953	170,489
Ranger Energy Services, Inc. Class A (a)	20,663	151,460
RigNet, Inc. (a)	57,824	300,685
RPC, Inc. (b)	275,755	1,064,414
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	42	0
Series B warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	88,695	3,755,346
SEACOR Marine Holdings, Inc. (a)	91,533	1,082,835
Select Energy Services, Inc. Class A (a)	300,092	2,304,707
Smart Sand, Inc. (a)(b)	100,045	232,104
Solaris Oilfield Infrastructure, Inc. Class A (b)	153,664	1,648,815
Superior Drilling Products, Inc. (a)(b)	61,142	56,251
Synthesis Energy Systems, Inc. (a)(b)	3,789	21,446
TETRA Technologies, Inc. (a)	568,895	699,741
Tidewater, Inc. (a)	186,728	2,856,938
Transocean Ltd. (United States) (a)(b)	2,771,572	13,802,429
U.S. Silica Holdings, Inc. (b)	353,358	1,742,055
U.S. Well Services, Inc. (a)	48,154	77,046
Valaris PLC Class A (b)	952,302	4,056,807
		133,349,569
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. (a)	751,149	193,045
Adams Resources & Energy, Inc.	9,725	312,562
Aemetis, Inc. (a)	43,473	42,604
Altus Midstream Co. (a)(b)	321,831	621,134
Amplify Energy Corp. New	113,995	626,973
Antero Midstream GP LP (b)	1,429,122	6,545,379
Antero Resources Corp. (a)(b)	1,037,067	2,063,763
Arch Coal, Inc.	71,266	5,281,523
Barnwell Industries, Inc. (a)	11,088	5,897
Berry Petroleum Corp.	195,333	1,556,804
Bonanza Creek Energy, Inc. (a)	100,498	1,754,695
Brigham Minerals, Inc. Class A	80,191	1,552,498
California Resources Corp. (a)(b)	230,785	1,509,334
Callon Petroleum Co. (a)(b)	1,089,262	3,975,806
Carrizo Oil & Gas, Inc. (a)	426,187	2,731,859
Centennial Resource Development, Inc. Class A (a)	924,755	2,857,493
Centrus Energy Corp. Class A (a)(b)	21,753	117,901
Chaparral Energy, Inc. Class A (a)(b)	163,943	177,058
Cheniere Energy, Inc. (a)	1,123,268	68,002,645
Chesapeake Energy Corp. (a)(b)	5,288,092	3,148,001
Clean Energy Fuels Corp. (a)	704,912	1,374,578
CNX Resources Corp. (a)	910,702	6,292,951
Comstock Resources, Inc. (a)(b)	83,000	527,050
CONSOL Energy, Inc. (a)	124,617	1,590,113
Contango Oil & Gas Co. (a)(b)	340,145	1,122,479
Continental Resources, Inc.	413,651	12,773,543
Contura Energy, Inc. (a)	85,195	568,251
CVR Energy, Inc.	139,865	6,068,742
Delek U.S. Holdings, Inc.	360,311	12,362,270
Denbury Resources, Inc. (a)(b)	2,190,972	2,161,394
Diamond S Shipping, Inc. (a)	83,118	1,199,393
Dorian LPG Ltd. (a)	145,283	2,084,811
Earthstone Energy, Inc. (a)(b)	106,067	474,119
EQT Corp.	1,244,201	10,861,875
Equitrans Midstream Corp. (b)	969,467	9,665,586
Evolution Petroleum Corp.	142,653	743,222
Extraction Oil & Gas, Inc. (a)(b)	357,728	515,128
Falcon Minerals Corp.	182,062	1,174,300
Gevo, Inc. (a)	58,507	133,981
Goodrich Petroleum Corp. (a)	27,152	266,633
Green Plains, Inc. (b)	172,794	2,635,109
Gulfport Energy Corp. (a)(b)	704,078	1,668,665
Hallador Energy Co.	76,925	230,006
Highpoint Resources, Inc. (a)(b)	576,924	721,155
Houston American Energy Corp. (a)	96,963	14,641
International Seaways, Inc. (a)	124,330	3,292,258
Jagged Peak Energy, Inc. (a)(b)	281,106	1,874,977
Kosmos Energy Ltd.	1,747,167	10,430,587
Laredo Petroleum, Inc. (a)	878,274	1,897,072
Lilis Energy, Inc. (a)(b)	196,083	29,138
Lonestar Resources U.S., Inc. (a)	94,981	188,062
Magnolia Oil & Gas Corp. Class A (a)(b)	494,860	5,374,180
Matador Resources Co. (a)(b)	526,293	7,410,205
Mexco Energy Corp. (a)(b)	2,080	7,904
Montage Resources Corp. (a)	84,213	416,012
Murphy Oil Corp.	741,225	17,055,587
NACCO Industries, Inc. Class A	20,158	949,442
Nextdecade Corp. (a)(b)	57,546	376,926
Northern Oil & Gas, Inc. (a)(b)	1,082,100	1,926,138
Oasis Petroleum, Inc. (a)	1,361,110	3,184,997
Overseas Shipholding Group, Inc. (a)	296,920	519,610
Pacific Ethanol, Inc. (a)(b)	223,039	107,929
Panhandle Royalty Co. Class A	84,554	999,428
Par Pacific Holdings, Inc. (a)	173,116	4,308,857
Parsley Energy, Inc. Class A	1,351,215	20,241,201
PBF Energy, Inc. Class A	491,319	15,378,285
PDC Energy, Inc. (a)	283,938	6,453,911
Peabody Energy Corp.	347,440	3,363,219
Pedevco Corp. (a)(b)	6,070	9,833
Penn Virginia Corp. (a)	67,227	1,623,532
PrimeEnergy Corp. (a)	4,446	662,009
QEP Resources, Inc.	1,151,745	3,766,206
Range Resources Corp. (b)	1,007,916	3,517,627
Renewable Energy Group, Inc. (a)(b)	190,399	3,248,207
Rex American Resources Corp. (a)	29,772	2,734,558
Ring Energy, Inc. (a)(b)	300,992	577,905
Roan Resources, Inc. (a)	165,978	252,287
Rosehill Resources, Inc. (a)	42,623	49,869
SandRidge Energy, Inc. (a)	160,445	527,864
SemGroup Corp. Class A	314,837	4,839,045
SilverBow Resources, Inc. (a)	25,559	222,874
SM Energy Co.	499,466	4,150,562
Southwestern Energy Co. (a)(b)	2,577,900	4,691,778
SRC Energy, Inc. (a)	1,193,717	4,261,570
Talos Energy, Inc. (a)	99,929	2,318,353
Targa Resources Corp.	1,116,724	40,793,928
Tellurian, Inc. (a)(b)	440,931	3,214,387
Tengasco, Inc. (a)(b)	71,660	37,973
Torchlight Energy Resources, Inc. (a)(b)	215,751	155,341
TransAtlantic Petroleum Ltd. (a)	78,088	34,367
U.S. Energy Corp. (a)	16,279	5,494
Unit Corp. (a)	288,486	246,857
Uranium Energy Corp. (a)(b)	917,347	810,017
VAALCO Energy, Inc. (a)(b)	270,263	494,581
Vertex Energy, Inc. (a)	53,517	86,162
W&T Offshore, Inc. (a)	443,687	1,898,980
Westwater Resources, Inc. (a)(b)	2,980	7,718
Whiting Petroleum Corp. (a)(b)	436,200	1,997,796
World Fuel Services Corp.	314,631	13,340,354
WPX Energy, Inc. (a)	2,024,686	19,922,910
Yuma Energy, Inc. (a)(b)	348	1,089
Zion Oil & Gas, Inc. (a)(b)	251,977	44,852
		406,639,779

TOTAL ENERGY		539,989,348

FINANCIALS - 17.5%
Banks - 6.3%
1st Constitution Bancorp	41,322	842,142
1st Source Corp.	70,645	3,631,859
ACNB Corp.	23,824	839,081
Allegiance Bancshares, Inc. (a)(b)	98,492	3,533,893
Amalgamated Bank	71,958	1,375,837
American National Bankshares, Inc.	43,527	1,646,626
American River Bankshares	8,478	127,170
Ameris Bancorp	317,184	13,845,082
AmeriServ Financial, Inc.	14,455	59,988
Ames National Corp.	27,600	778,044
Arrow Financial Corp.	70,544	2,529,708
Associated Banc-Corp.	778,357	16,687,974
Atlantic Capital Bancshares, Inc. (a)	126,686	2,396,899
Auburn National Bancorp., Inc.	5,397	227,214
Banc of California, Inc.	210,970	3,240,499
BancFirst Corp.	90,461	5,345,340
Bancorp New Jersey, Inc. (a)	3,279	61,809
Bancorp, Inc., Delaware (a)	278,474	3,088,277
BancorpSouth Bank	454,625	14,138,838
Bank First National Corp. (b)	26,321	1,787,459
Bank of Commerce Holdings	96,497	1,104,891
Bank of Hawaii Corp.	198,422	17,879,806
Bank of Marin Bancorp	60,556	2,732,892
Bank of South Carolina Corp.	11,284	211,575
Bank of the James Financial Group, Inc.	200	2,990
Bank OZK	585,719	17,384,140
Bank7 Corp.	254	4,803
BankFinancial Corp.	79,534	1,085,639
BankUnited, Inc.	461,849	16,192,426
Bankwell Financial Group, Inc.	40,214	1,177,466
Banner Corp.	170,235	9,299,938
Bar Harbor Bankshares	71,268	1,827,312
BayCom Corp. (a)	58,769	1,290,567
BCB Bancorp, Inc.	54,338	735,737
Berkshire Hills Bancorp, Inc.	218,252	6,885,851
BOK Financial Corp.	156,734	13,062,212
Boston Private Financial Holdings, Inc.	418,800	4,916,712
Bridge Bancorp, Inc.	87,351	2,854,631
Brookline Bancorp, Inc., Delaware	406,353	6,521,966
Bryn Mawr Bank Corp.	95,536	3,751,699
Business First Bancshares, Inc.	67,317	1,655,998
Byline Bancorp, Inc. (a)	109,810	2,019,406
C & F Financial Corp.	11,595	652,799
Cadence Bancorp Class A	619,511	10,228,127
Cambridge Bancorp	17,006	1,324,767
Camden National Corp.	76,877	3,339,537
Capital City Bank Group, Inc.	61,468	1,778,269
Capstar Financial Holdings, Inc.	64,046	1,075,973
Carolina Financial Corp.	101,609	4,297,045
Carolina Trust Bancshares, Inc. (a)	2,200	27,610
Carter Bank & Trust (a)(b)	113,445	2,395,958
Cathay General Bancorp	373,160	13,739,751
CB Financial Services, Inc.	33,968	1,011,227
CBTX, Inc.	97,253	2,870,909
Centerstate Banks of Florida, Inc.	629,990	16,020,646
Central Pacific Financial Corp.	147,759	4,293,877
Central Valley Community Bancorp	60,316	1,272,668
Century Bancorp, Inc. Class A (non-vtg.)	12,609	1,100,135
Chemung Financial Corp.	14,522	664,672
CIT Group, Inc.	450,417	20,502,982
Citizens & Northern Corp.	64,037	1,684,173
Citizens Community Bancorp, Inc.	15,344	183,361
Citizens Holding Co. (b)	17,309	384,606
City Holding Co.	83,552	6,640,713
Civista Bancshares, Inc.	66,144	1,434,002
CNB Financial Corp., Pennsylvania	70,185	2,222,057
Coastal Financial Corp. of Washington (a)	36,180	614,698
Codorus Valley Bancorp, Inc.	37,804	813,164
Colony Bankcorp, Inc.	11,155	180,823
Columbia Banking Systems, Inc.	359,304	14,041,600
Commerce Bancshares, Inc.	475,736	31,888,584
Community Bank System, Inc.	248,798	16,880,944
Community Bankers Trust Corp.	168,702	1,466,020
Community Financial Corp.	16,416	565,860
Community Trust Bancorp, Inc.	85,097	3,824,259
Community West Bancshares	400	4,084
ConnectOne Bancorp, Inc.	149,896	3,775,880
County Bancorp, Inc.	24,663	595,365
CrossFirst Bankshares, Inc. (a)	33,599	445,523
Cullen/Frost Bankers, Inc.	274,142	25,648,726
Customers Bancorp, Inc. (a)	147,026	3,437,468
CVB Financial Corp.	644,756	13,771,988
DNB Financial Corp.	20,998	969,898
Eagle Bancorp Montana, Inc.	200	4,276
Eagle Bancorp, Inc.	169,616	7,534,343
East West Bancorp, Inc.	699,387	32,045,912
Emclaire Financial Corp.	100	3,145
Enterprise Bancorp, Inc.	36,527	1,164,846
Enterprise Financial Services Corp.	129,631	5,859,321
Equity Bancshares, Inc. (a)	71,250	2,098,313
Esquire Financial Holdings, Inc. (a)	10,606	253,908
Evans Bancorp, Inc.	16,919	688,434
Farmers & Merchants Bancorp, Inc. (b)	48,925	1,269,604
Farmers National Banc Corp.	107,921	1,655,508
FB Financial Corp.	86,215	3,319,278
Fidelity D & D Bancorp, Inc. (b)	16,387	1,074,659
Financial Institutions, Inc.	72,454	2,360,551
First Bancorp, North Carolina	145,570	5,691,787
First Bancorp, Puerto Rico	1,042,357	10,944,749
First Bancshares, Inc.	90,673	3,042,986
First Bank Hamilton New Jersey	73,066	791,305
First Busey Corp.	245,437	6,528,624
First Business Finance Services, Inc.	36,856	920,663
First Capital, Inc. (b)	13,919	945,796
First Choice Bancorp	42,084	957,832
First Citizens Bancshares, Inc.	42,343	22,009,891
First Commonwealth Financial Corp.	492,638	7,000,386
First Community Bankshares, In	66,005	2,012,492
First Community Corp.	49,271	1,011,534
First Financial Bancorp, Ohio	483,419	11,756,750
First Financial Bankshares, Inc. (b)	662,187	22,891,805
First Financial Corp., Indiana	62,471	2,762,468
First Financial Northwest, Inc.	38,007	559,843
First Foundation, Inc.	197,807	3,242,057
First Guaranty Bancshares, Inc.	510	10,965
First Hawaiian, Inc.	645,559	18,424,254
First Horizon National Corp.	1,500,236	24,123,795
First Internet Bancorp	42,622	967,519
First Interstate Bancsystem, Inc.	173,008	7,283,637
First Merchants Corp.	275,714	11,163,660
First Mid-Illinois Bancshares, Inc.	61,050	2,135,529
First Midwest Bancorp, Inc., Delaware	532,073	11,471,494
First National Corp.	200	3,904
First Northwest Bancorp	28,933	510,089
First of Long Island Corp.	113,542	2,751,123
First Savings Financial Group, Inc.	1,305	87,827
First United Corp.	30,619	731,488
Flushing Financial Corp.	136,861	2,901,453
FNB Corp., Pennsylvania	1,563,788	19,422,247
FNCM Bancorp, Inc.	76,169	618,492
Franklin Financial Network, Inc.	63,026	2,151,708
Franklin Financial Services Corp.	17,501	655,937
Fulton Financial Corp.	810,761	13,912,659
FVCBankcorp, Inc. (a)	46,750	800,828
German American Bancorp, Inc.	120,529	4,061,827
Glacier Bancorp, Inc.	414,870	18,192,050
Glen Burnie Bancorp	18,315	201,465
Great Southern Bancorp, Inc.	60,644	3,701,103
Great Western Bancorp, Inc.	270,119	9,283,990
Guaranty Bancshares, Inc. Texas	51,786	1,711,527
Hancock Whitney Corp.	440,666	17,895,446
Hanmi Financial Corp.	161,158	3,163,532
HarborOne Bancorp, Inc.	293,534	3,114,396
Hawthorn Bancshares, Inc.	51,152	1,244,528
Heartland Financial U.S.A., Inc.	163,920	7,740,302
Heritage Commerce Corp.	283,758	3,546,975
Heritage Financial Corp., Washington	174,809	4,821,232
Hilltop Holdings, Inc.	339,885	8,371,368
Home Bancshares, Inc.	767,909	14,452,047
HomeTrust Bancshares, Inc.	84,570	2,209,814
Hope Bancorp, Inc.	609,324	8,841,291
Horizon Bancorp, Inc. Indiana	179,145	3,371,509
Howard Bancorp, Inc. (a)(b)	39,081	651,089
IBERIABANK Corp.	254,849	18,601,429
Independent Bank Corp.	118,499	2,648,453
Independent Bank Corp., Massachusetts	169,023	14,231,737
Independent Bank Group, Inc.	178,982	10,314,733
International Bancshares Corp.	282,187	11,970,373
Investar Holding Corp.	40,668	1,017,513
Investors Bancorp, Inc.	1,071,897	12,927,078
Lakeland Bancorp, Inc.	245,474	4,094,506
Lakeland Financial Corp.	130,320	6,140,678
Landmark Bancorp, Inc.	355	8,431
LCNB Corp.	59,345	1,097,289
Level One Bancorp, Inc.	22,971	562,560
Limestone Bancorp, Inc. (a)	20,885	347,318
Live Oak Bancshares, Inc.	131,433	2,398,652
Macatawa Bank Corp.	89,652	960,173
Mackinac Financial Corp.	22,774	358,463
Mainstreet Bancshares, Inc. (a)	23,042	505,311
Malvern Bancorp, Inc. (a)	88,487	2,031,662
Mercantil Bank Holding Corp. Class A	107,062	2,359,646
Mercantile Bank Corp.	82,951	2,924,023
Meridian Bank/Malvern, PA (a)	300	5,526
Metropolitan Bank Holding Corp. (a)	31,227	1,408,025
Mid Penn Bancorp, Inc.	38,753	1,045,168
Middlefield Banc Corp.	26,166	715,640
Midland States Bancorp, Inc.	98,566	2,767,733
MidWestOne Financial Group, Inc.	59,556	2,024,904
MutualFirst Financial, Inc.	20,117	797,639
MVB Financial Corp.	77,278	1,646,021
National Bank Holdings Corp.	148,579	5,325,071
National Bankshares, Inc.	30,379	1,302,652
NBT Bancorp, Inc.	210,554	8,422,160
Nicolet Bankshares, Inc. (a)	38,600	2,796,956
Northeast Bank	46,227	998,503
Northrim Bancorp, Inc.	32,146	1,204,511
Norwood Financial Corp.	25,663	898,205
Oak Valley Bancorp Oakdale California	988	18,505
OFG Bancorp	244,604	5,246,756
Ohio Valley Banc Corp.	14,225	535,856
Old National Bancorp, Indiana	826,275	14,939,052
Old Point Financial Corp.	8,643	246,326
Old Second Bancorp, Inc.	130,873	1,616,282
Opus Bank	108,078	2,778,685
Origin Bancorp, Inc.	93,464	3,333,861
Orrstown Financial Services, Inc.	49,439	1,083,703
Pacific City Financial Corp.	58,618	1,003,540
Pacific Mercantile Bancorp (a)	74,732	535,081
Pacific Premier Bancorp, Inc.	297,396	9,528,568
PacWest Bancorp	567,736	21,142,489
Park National Corp.	71,099	7,133,363
Parke Bancorp, Inc.	42,000	1,005,060
Pathfinder Bancorp, Inc.	200	2,680
Patriot National Bancorp, Inc.	1,376	17,269
Peapack-Gladstone Financial Corp.	80,994	2,421,721
Penns Woods Bancorp, Inc.	27,874	882,770
People's Utah Bancorp	87,209	2,559,584
Peoples Bancorp of North Carolina	30,748	968,562
Peoples Bancorp, Inc.	94,057	3,076,604
Peoples Financial Services Corp.	27,751	1,363,129
Pinnacle Financial Partners, Inc.	349,740	21,481,031
Plumas Bancorp	200	5,126
Popular, Inc.	462,714	25,592,711
Preferred Bank, Los Angeles	69,718	3,844,948
Premier Financial Bancorp, Inc.	39,963	725,328
Prosperity Bancshares, Inc.	454,607	31,936,142
QCR Holdings, Inc.	70,869	2,962,324
RBB Bancorp	53,402	1,069,108
Reliant Bancorp, Inc.	24,425	545,655
Renasant Corp.	288,327	10,206,776
Republic Bancorp, Inc., Kentucky Class A	54,727	2,528,387
Republic First Bancorp, Inc. (a)(b)	240,926	954,067
Richmond Mutual Bancorp., Inc. (a)	59,898	869,120
S&T Bancorp, Inc.	169,887	6,408,138
Salisbury Bancorp, Inc.	200	9,500
Sandy Spring Bancorp, Inc.	181,582	6,420,740
SB Financial Group, Inc.	9,637	175,779
SB One Bancorp	28,331	669,745
Seacoast Banking Corp., Florida (a)	254,291	7,565,157
Select Bancorp, Inc. New (a)	74,170	884,848
ServisFirst Bancshares, Inc. (b)	231,649	8,422,758
Shore Bancshares, Inc.	41,535	695,296
Sierra Bancorp	55,353	1,483,460
Signature Bank	263,384	32,491,050
Simmons First National Corp. Class A	549,497	14,237,467
SmartFinancial, Inc.	47,764	1,089,019
Sound Financial Bancorp, Inc.	300	10,755
South Plains Financial, Inc.	18,320	347,714
South State Corp.	168,288	14,015,025
Southern First Bancshares, Inc. (a)	40,709	1,743,566
Southern National Bancorp of Virginia, Inc.	87,136	1,388,076
Southside Bancshares, Inc.	162,380	5,701,162
Spirit of Texas Bancshares, Inc. (a)	67,407	1,539,576
Sterling Bancorp	990,398	20,223,927
Stock Yards Bancorp, Inc.	112,644	4,662,335
Summit Financial Group, Inc.	29,303	789,716
Summit State Bank	200	2,470
Synovus Financial Corp.	697,926	26,584,001
Tcf Financial Corp.	739,631	31,426,921
Texas Capital Bancshares, Inc. (a)	247,193	14,287,755
The Bank of Princeton	25,818	739,944
The Fauquier Bank	800	16,000
The First Bancorp, Inc.	39,635	1,128,805
Tompkins Financial Corp.	62,450	5,417,538
TowneBank	310,479	8,739,984
Trico Bancshares	132,135	5,107,018
TriState Capital Holdings, Inc. (a)	116,307	2,818,119
Triumph Bancorp, Inc. (a)	121,869	4,370,222
Trustmark Corp.	318,900	10,957,404
Two River Bancorp	42,472	900,406
UMB Financial Corp.	213,065	14,332,883
Umpqua Holdings Corp.	1,039,774	17,021,100
Union Bankshares Corp.	394,950	14,929,110
Union Bankshares, Inc.	25,753	875,087
United Bancorp, Inc.	40,892	517,693
United Bancshares, Inc.	200	4,356
United Bankshares, Inc., West Virginia	496,219	18,791,814
United Community Bank, Inc.	384,400	11,916,400
United Security Bancshares, Inc.	8,386	89,730
United Security Bancshares, California	22,642	236,382
Unity Bancorp, Inc.	56,085	1,242,283
Univest Corp. of Pennsylvania	147,138	3,841,773
Valley National Bancorp	1,601,254	18,542,521
Veritex Holdings, Inc.	243,624	6,336,660
Village Bank & Trust Financial Corp. (a)	8,718	306,438
Washington Trust Bancorp, Inc.	74,385	3,882,153
Webster Financial Corp.	447,158	21,772,123
Wellesley Bancorp, Inc.	200	6,512
WesBanco, Inc.	321,950	11,744,736
West Bancorp., Inc.	72,727	1,765,812
Westamerica Bancorp.	133,660	8,687,900
Western Alliance Bancorp.	457,058	23,840,145
Wintrust Financial Corp.	274,343	18,630,633
		1,559,764,860
Capital Markets - 3.0%
Ares Management Corp.	360,906	11,942,380
Artisan Partners Asset Management, Inc.	249,013	7,388,216
Ashford, Inc. (a)	7,062	166,381
Assetmark Financial Holdings, Inc. (a)	64,620	1,617,439
Associated Capital Group, Inc.	20,279	732,072
B. Riley Financial, Inc.	72,902	2,129,467
BGC Partners, Inc. Class A	1,348,186	7,819,479
Blucora, Inc. (a)	236,766	5,573,472
BrightSphere Investment Group, Inc.	331,660	3,193,886
Cohen & Co., Inc. (b)	1,650	4,950
Cohen & Steers, Inc.	104,822	7,036,701
Cowen Group, Inc. Class A (a)(b)	139,552	2,137,937
Diamond Hill Investment Group, Inc.	16,996	2,320,804
Donnelley Financial Solutions, Inc. (a)	163,920	1,645,757
Eaton Vance Corp. (non-vtg.)	541,356	25,535,763
Evercore, Inc. Class A	189,871	14,692,218
FactSet Research Systems, Inc.	183,503	47,646,554
Federated Investors, Inc. Class B (non-vtg.)	469,156	15,726,109
Focus Financial Partners, Inc. Class A (a)	147,550	4,147,631
Gain Capital Holdings, Inc.	113,781	472,191
GAMCO Investors, Inc. Class A	21,697	390,112
Great Elm Capital Group, Inc. (a)	109,690	343,330
Greenhill & Co., Inc.	82,614	1,405,264
Hamilton Lane, Inc. Class A	124,443	7,217,694
Hennessy Advisors, Inc.	9,579	113,799
Houlihan Lokey	197,776	9,427,982
Interactive Brokers Group, Inc.	369,440	17,888,285
INTL FCStone, Inc. (a)	76,805	3,072,200
Janus Henderson Group PLC	767,204	19,486,982
KKR & Co. LP	2,629,273	77,537,261
Ladenburg Thalmann Financial Services, Inc.	559,157	1,951,458
Lazard Ltd. Class A	543,720	21,009,341
Legg Mason, Inc.	392,043	15,321,040
LPL Financial	395,796	36,551,761
Manning & Napier, Inc. Class A (b)	53,255	90,001
Medley Management, Inc. (b)	32,101	93,735
Moelis & Co. Class A	238,115	7,848,270
Morningstar, Inc.	99,885	15,691,934
National Holdings Corp. (a)	3,418	9,468
National Holdings Corp. warrants 1/18/22 (a)	3,483	388
Och-Ziff Capital Management Group LLC Class A	79,281	1,536,466
Oppenheimer Holdings, Inc. Class A (non-vtg.)	46,860	1,335,979
Piper Jaffray Companies	71,265	5,763,913
PJT Partners, Inc.	102,110	4,351,928
Pzena Investment Management, Inc.	60,039	533,747
Safeguard Scientifics, Inc.	89,756	1,033,989
SEI Investments Co.	599,242	38,669,086
Siebert Financial Corp. (a)	17,943	190,914
Silvercrest Asset Management Group Class A	18,263	236,506
Stifel Financial Corp.	335,826	20,995,842
TD Ameritrade Holding Corp.	1,290,344	66,878,530
The Blackstone Group LP	3,181,231	172,486,345
Tradeweb Markets, Inc. Class A	309,887	13,861,246
U.S. Global Investments, Inc. Class A	35,952	51,771
Value Line, Inc.	12,911	353,891
Victory Capital Holdings, Inc.	75,968	1,564,941
Virtu Financial, Inc. Class A	354,816	5,889,946
Virtus Investment Partners, Inc.	31,041	3,656,630
Waddell & Reed Financial, Inc. Class A (b)	346,499	5,595,959
Westwood Holdings Group, Inc.	46,301	1,428,849
WisdomTree Investments, Inc. (b)	584,077	2,838,614
		746,634,804
Consumer Finance - 0.8%
Ally Financial, Inc.	1,866,302	59,423,056
Asta Funding, Inc. (a)	34,340	354,045
Atlanticus Holdings Corp. (a)	32,978	260,196
Consumer Portfolio Services, Inc. (a)(b)	85,827	287,520
Credit Acceptance Corp. (a)	66,967	28,826,615
CURO Group Holdings Corp. (a)(b)	74,216	1,010,080
Elevate Credit, Inc. (a)	76,316	316,711
Encore Capital Group, Inc. (a)(b)	131,929	4,811,451
Enova International, Inc. (a)	166,709	3,839,308
EZCORP, Inc. (non-vtg.) Class A (a)(b)	258,475	1,323,392
First Cash Financial Services, Inc.	205,307	16,597,018
Green Dot Corp. Class A (a)	232,661	5,528,025
LendingClub Corp. (a)(b)	423,442	5,847,734
Medallion Financial Corp. (a)	77,873	496,051
Navient Corp.	975,336	13,996,072
Nelnet, Inc. Class A	105,116	6,622,308
Nicholas Financial, Inc. (a)	72,274	633,120
OneMain Holdings, Inc.	368,179	15,864,833
PRA Group, Inc. (a)(b)	222,444	8,150,348
Regional Management Corp. (a)	44,863	1,458,048
Santander Consumer U.S.A. Holdings, Inc.	496,725	11,697,874
SLM Corp.	2,071,696	17,671,567
World Acceptance Corp. (a)	27,498	2,612,035
		207,627,407
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc. (a)	15,255	144,312
AXA Equitable Holdings, Inc.	2,104,528	52,066,023
Cannae Holdings, Inc. (a)	324,233	12,155,495
FGL Holdings Class A	630,127	5,753,060
FlexShopper, Inc. (a)(b)	60,932	111,506
Jefferies Financial Group, Inc.	1,206,463	25,215,077
Marlin Business Services Corp.	36,807	789,142
On Deck Capital, Inc. (a)	277,665	1,141,203
Rafael Holdings, Inc. (a)	52,713	891,904
Voya Financial, Inc.	666,439	38,840,065
		137,107,787
Insurance - 4.1%
1347 Property Insurance Holdings, Inc. (a)	6,863	30,952
Alleghany Corp. (a)	69,614	54,301,705
AMBAC Financial Group, Inc. (a)	221,048	4,602,219
American Equity Investment Life Holding Co.	439,613	13,065,298
American Financial Group, Inc.	354,788	38,923,791
American National Insurance Co.	45,654	5,387,172
Amerisafe, Inc.	93,281	6,305,796
Arch Capital Group Ltd. (a)	1,942,773	81,538,183
Argo Group International Holdings, Ltd.	167,211	10,999,140
Assured Guaranty Ltd.	465,547	23,114,409
Athene Holding Ltd. (a)	574,608	25,868,852
Atlas Financial Holdings, Inc. (a)(b)	41,883	22,638
Axis Capital Holdings Ltd.	404,613	23,944,997
Blue Capital Reinsurance Holdings Ltd.	23,495	172,453
Brighthouse Financial, Inc. (a)	530,671	21,842,418
Brown & Brown, Inc.	1,109,884	41,887,022
Citizens, Inc. Class A (a)(b)	231,810	1,580,944
CNA Financial Corp.	138,274	6,183,613
CNO Financial Group, Inc.	758,960	13,752,355
Conifer Holdings, Inc. (a)	13,147	47,987
Crawford & Co.:
Class A	49,698	544,690
Class B	51,302	518,663
Donegal Group, Inc. Class A	99,122	1,450,155
eHealth, Inc. (a)(b)	96,508	8,903,828
Employers Holdings, Inc.	155,590	6,685,702
Enstar Group Ltd. (a)	71,787	14,659,623
Erie Indemnity Co. Class A (b)	88,924	15,054,833
FBL Financial Group, Inc. Class A	49,164	2,830,371
Fednat Holding Co.	49,542	738,671
First American Financial Corp.	536,865	34,155,351
FNF Group	1,316,786	62,718,517
Genworth Financial, Inc. Class A	2,414,157	9,560,062
Global Indemnity Ltd.	29,707	854,670
Goosehead Insurance (b)	55,956	2,267,337
Greenlight Capital Re, Ltd. (a)(b)	135,667	1,416,363
Hallmark Financial Services, Inc. (a)	66,693	1,271,836
Hanover Insurance Group, Inc.	189,758	25,793,805
HCI Group, Inc.	35,392	1,638,650
Health Insurance Innovations, Inc. (a)(b)	55,230	992,483
Heritage Insurance Holdings, Inc.	126,472	1,731,402
Horace Mann Educators Corp.	200,743	8,714,254
Independence Holding Co.	40,534	1,712,967
Investors Title Co.	6,063	971,596
James River Group Holdings Ltd.	146,412	5,792,059
Kemper Corp.	301,526	22,288,802
Kingstone Companies, Inc.	38,480	293,602
Kinsale Capital Group, Inc.	98,884	10,012,994
Maiden Holdings Ltd. (a)	310,745	235,296
Markel Corp. (a)	66,223	75,199,528
MBIA, Inc. (a)(b)	370,728	3,458,892
Mercury General Corp.	130,014	6,368,086
National General Holdings Corp.	323,564	6,888,678
National Western Life Group, Inc.	11,270	2,842,632
NI Holdings, Inc. (a)	44,844	750,689
Old Republic International Corp.	1,368,120	30,864,787
Palomar Holdings, Inc.	60,757	3,315,509
Primerica, Inc.	201,153	26,922,318
ProAssurance Corp.	264,057	9,928,543
ProSight Global, Inc.	37,689	647,120
Protective Insurance Corp. Class B	41,959	707,848
Reinsurance Group of America, Inc.	300,794	49,769,375
RenaissanceRe Holdings Ltd.	212,941	40,103,179
RLI Corp.	195,449	17,858,175
Safety Insurance Group, Inc.	71,902	7,021,230
Selective Insurance Group, Inc.	283,309	18,760,722
State Auto Financial Corp.	82,039	2,689,238
Stewart Information Services Corp.	120,524	5,154,811
Third Point Reinsurance Ltd. (a)	386,233	3,688,525
Tiptree, Inc.	126,062	982,023
Trupanion, Inc. (a)(b)	140,068	4,773,517
United Fire Group, Inc.	111,518	4,900,101
United Insurance Holdings Corp.	118,183	1,499,742
Universal Insurance Holdings, Inc.	158,794	4,620,905
W.R. Berkley Corp.	682,753	46,427,204
Watford Holdings Ltd. (a)	19,177	518,738
White Mountains Insurance Group Ltd.	14,654	16,220,806
		1,010,263,447
Mortgage Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc.	179,523	2,795,173
AGNC Investment Corp.	2,642,232	45,763,458
Annaly Capital Management, Inc.	7,042,666	65,708,074
Anworth Mortgage Asset Corp.	550,803	1,938,827
Apollo Commercial Real Estate Finance, Inc.	670,009	12,241,064
Arbor Realty Trust, Inc.	400,482	6,071,307
Ares Commercial Real Estate Corp.	137,967	2,157,804
Arlington Asset Investment Corp. (b)	206,659	1,208,955
Armour Residential REIT, Inc.	295,642	5,102,781
Blackstone Mortgage Trust, Inc.	633,357	23,199,867
Capstead Mortgage Corp.	464,002	3,609,936
Cherry Hill Mortgage Investment Corp.	102,674	1,538,057
Chimera Investment Corp.	897,200	18,275,964
Colony NorthStar Credit Real Estate, Inc.	425,153	5,633,277
Dynex Capital, Inc.	137,699	2,325,736
Ellington Financial LLC	167,343	3,030,582
Ellington Residential Mortgage REIT	39,894	444,419
Exantas Capital Corp.	151,043	1,818,558
Granite Point Mortgage Trust, Inc.	269,669	4,899,886
Great Ajax Corp.	84,109	1,280,980
Hunt Companies Finance Trust, Inc.	76,218	250,757
Invesco Mortgage Capital, Inc.	698,858	11,349,454
KKR Real Estate Finance Trust, Inc.	107,361	2,167,619
Ladder Capital Corp. Class A	474,996	8,212,681
Manhattan Bridge Capital, Inc.	2,400	15,120
MFA Financial, Inc.	2,116,770	16,214,458
New Residential Investment Corp.	1,986,926	30,797,353
New York Mortgage Trust, Inc.	1,386,823	8,639,907
Orchid Island Capital, Inc.	295,341	1,677,537
PennyMac Mortgage Investment Trust	400,770	9,253,779
Redwood Trust, Inc.	548,785	8,879,341
Starwood Property Trust, Inc.	1,337,979	32,780,486
TPG RE Finance Trust, Inc.	284,943	5,770,096
Tremont Mortgage Trust	25,608	129,064
Two Harbors Investment Corp.	1,317,157	19,151,463
Western Asset Mortgage Capital Corp.	269,396	2,769,391
ZAIS Financial Corp.	153,283	2,417,273
		369,520,484
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	259,585	7,644,778
Bridgewater Bancshares, Inc. (a)	94,791	1,211,429
Capitol Federal Financial, Inc.	695,956	9,868,656
CBM Bancorp, Inc. (a)	100	1,396
Central Federal Corp. (a)	1,700	23,647
Columbia Financial, Inc. (a)	256,463	4,272,674
Dime Community Bancshares, Inc.	159,477	3,215,056
Elmira Savings Bank (b)	890	13,546
Entegra Financial Corp. (a)	41,791	1,255,402
ESSA Bancorp, Inc.	31,879	549,275
Essent Group Ltd.	475,958	26,011,105
Farmer Mac Class C (non-vtg.)	50,450	4,189,873
First Defiance Financial Corp.	103,077	3,107,772
Flagstar Bancorp, Inc.	164,861	6,142,721
FS Bancorp, Inc.	17,074	1,020,684
Greene County Bancorp, Inc.	2,194	63,450
Guaranty Federal Bancshares, Inc.	200	4,900
Hingham Institution for Savings	8,302	1,591,992
HMN Financial, Inc. (a)	3,999	83,739
Home Bancorp, Inc.	30,230	1,166,273
Home Federal Bancorp, Inc. (b)	666	22,591
HomeStreet, Inc. (a)	119,389	3,810,897
IF Bancorp, Inc.	400	8,864
Impac Mortgage Holdings, Inc. (a)(b)	64,633	371,640
Kearny Financial Corp.	393,048	5,541,977
LendingTree, Inc. (a)(b)	36,793	13,264,980
Luther Burbank Corp.	79,459	918,546
Merchants Bancorp/IN	89,004	1,600,292
Meridian Bancorp, Inc. Maryland	276,274	5,561,396
Meta Financial Group, Inc.	171,273	6,092,181
MGIC Investment Corp.	1,695,228	24,428,235
MMA Capital Management, LLC (a)	10,324	330,058
MSB Financial Corp.	400	6,200
New York Community Bancorp, Inc.	2,247,131	26,785,802
NMI Holdings, Inc. (a)	326,366	10,956,107
Northfield Bancorp, Inc.	225,209	3,806,032
Northwest Bancshares, Inc.	499,609	8,313,494
OceanFirst Financial Corp.	247,751	5,941,069
Ocwen Financial Corp. (a)	551,866	860,911
OP Bancorp	50,814	496,961
Oritani Financial Corp.	199,641	3,713,323
PB Bancorp, Inc.	6,939	104,918
PCSB Financial Corp.	83,036	1,693,934
PDL Community Bancorp (a)	2,100	30,660
Pennymac Financial Services, Inc.	201,590	6,916,553
Pioneer Bancorp, Inc. (a)	48,545	644,678
Provident Bancorp, Inc. (a)	93,436	1,102,545
Provident Financial Holdings, Inc.	23,856	521,969
Provident Financial Services, Inc.	297,672	7,239,383
Prudential Bancorp, Inc.	120,325	2,165,850
Radian Group, Inc.	979,169	25,301,727
Randolph Bancorp, Inc. (a)	1,300	20,800
Riverview Bancorp, Inc.	143,960	1,040,831
Sachem Capital Corp.	73,750	320,075
Security National Financial Corp. Class A	41,883	221,142
Severn Bancorp, Inc.	800	7,128
Southern Missouri Bancorp, Inc.	33,343	1,246,361
Standard AVB Financial Corp.	400	11,760
Sterling Bancorp, Inc.	111,108	1,076,637
Territorial Bancorp, Inc.	30,975	981,598
TFS Financial Corp.	276,020	5,600,446
Timberland Bancorp, Inc.	31,588	936,110
Trustco Bank Corp., New York	484,390	4,252,944
United Community Financial Corp.	246,363	2,737,093
Walker & Dunlop, Inc.	137,219	9,007,055
Washington Federal, Inc.	386,770	14,237,004
Waterstone Financial, Inc.	139,160	2,625,949
Westfield Financial, Inc.	129,100	1,266,471
WMI Holdings Corp. (a)	365,833	4,916,796
WSFS Financial Corp.	263,423	11,746,032
		302,244,373

TOTAL FINANCIALS		4,333,163,162

HEALTH CARE - 13.5%
Biotechnology - 5.4%
Abeona Therapeutics, Inc. (a)	157,854	531,968
ACADIA Pharmaceuticals, Inc. (a)	544,602	24,665,025
Acceleron Pharma, Inc. (a)	217,360	10,641,946
Achillion Pharmaceuticals, Inc. (a)	670,367	4,162,979
Acorda Therapeutics, Inc. (a)(b)	223,771	358,034
Actinium Pharmaceuticals, Inc. (a)	386,446	104,340
Adamas Pharmaceuticals, Inc. (a)	96,033	571,396
ADMA Biologics, Inc. (a)(b)	215,906	1,025,554
Aduro Biotech, Inc. (a)	258,844	308,024
Advaxis, Inc. (a)	45,537	23,415
Adverum Biotechnologies, Inc. (a)(b)	250,980	2,738,192
Aeglea BioTherapeutics, Inc. (a)	109,320	934,686
Aevi Genomic Medicine, Inc. (a)	123,543	15,183
Agenus, Inc. (a)(b)	528,497	2,214,402
AgeX Therapeutics, Inc. (a)(b)	61,626	87,509
Agios Pharmaceuticals, Inc. (a)(b)	284,789	11,078,292
Aileron Therapeutics, Inc. (a)	24,993	11,999
Aimmune Therapeutics, Inc. (a)(b)	196,006	5,472,488
Akebia Therapeutics, Inc. (a)	590,753	3,715,836
Akero Therapeutics, Inc. (a)	27,216	535,883
Albireo Pharma, Inc. (a)	48,330	1,093,225
Aldeyra Therapeutics, Inc. (a)	114,810	916,184
Alector, Inc. (b)	135,912	2,533,400
Alkermes PLC (a)	762,837	16,034,834
Allakos, Inc. (a)(b)	117,041	11,118,895
Allena Pharmaceuticals, Inc. (a)(b)	34,443	76,119
Allogene Therapeutics, Inc. (a)(b)	252,391	7,112,378
Alnylam Pharmaceuticals, Inc. (a)	537,334	62,943,305
Alpine Immune Sciences, Inc. (a)	17,610	52,566
Altimmune, Inc. (a)	56,613	103,036
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	1,737,249
Amicus Therapeutics, Inc. (a)	1,226,933	12,858,258
AmpliPhi Biosciences Corp. (a)(b)	5,111	22,386
AnaptysBio, Inc. (a)	113,111	1,525,867
Anavex Life Sciences Corp. (a)(b)	245,272	588,653
Anika Therapeutics, Inc. (a)(b)	66,809	3,861,560
Anixa Biosciences, Inc. (a)(b)	73,019	279,663
Apellis Pharmaceuticals, Inc. (a)	197,123	5,298,666
Applied Genetic Technologies Corp. (a)	46,793	128,213
Aptevo Therapeutics, Inc. (a)(b)	65,382	42,498
Aptinyx, Inc. (a)(b)	39,385	159,903
AquaBounty Technologies, Inc. (a)(b)	43,622	98,150
AquaMed Technologies, Inc. (c)	6,256	0
Aravive, Inc. (a)(b)	17,527	168,610
ARCA Biopharma, Inc. (a)(b)	2,654	14,862
Arcturus Therapeutics Holdings, Inc. (a)	42,035	469,531
Arcus Biosciences, Inc. (a)	137,285	1,135,347
Ardelyx, Inc. (a)	201,212	1,495,005
Arena Pharmaceuticals, Inc. (a)	242,203	11,475,578
ArQule, Inc. (a)(b)	537,500	5,154,625
Arrowhead Pharmaceuticals, Inc. (a)(b)	460,514	33,622,127
Assembly Biosciences, Inc. (a)	104,176	1,689,735
Atara Biotherapeutics, Inc. (a)(b)	259,852	3,692,497
Athenex, Inc. (a)(b)	219,745	3,423,627
Athersys, Inc. (a)(b)	600,575	792,759
Atreca, Inc.	15,137	150,462
aTyr Pharma, Inc.	6,602	32,350
Audentes Therapeutics, Inc. (a)	222,925	6,471,513
AVEO Pharmaceuticals, Inc. (a)(b)	610,730	464,155
Avid Bioservices, Inc. (a)	273,597	1,507,519
AVROBIO, Inc. (a)	103,203	1,655,376
Baudax Bio, Inc. (a)(b)	33,170	178,123
Bellicum Pharmaceuticals, Inc. (a)(b)	198,381	172,036
Bio Path Holdings, Inc. (a)(b)	14,635	106,104
Biocept, Inc. (a)(b)	68,057	36,063
BioCryst Pharmaceuticals, Inc. (a)	607,993	1,732,780
Biohaven Pharmaceutical Holding Co. Ltd. (a)	192,916	11,057,945
BioMarin Pharmaceutical, Inc. (a)	865,204	69,830,615
Biospecifics Technologies Corp. (a)	26,131	1,437,205
BioTime, Inc. (b)	632,706	569,435
BioXcel Therapeutics, Inc. (a)(b)	38,908	242,008
bluebird bio, Inc. (a)(b)	264,801	21,432,993
Blueprint Medicines Corp. (a)	237,519	19,486,059
BrainStorm Cell Therpeutic, Inc. (a)(b)	70,672	280,568
Brickell Biotech, Inc. (a)(b)	14,738	31,245
Bridgebio Pharma, Inc.	101,278	2,937,062
Calithera Biosciences, Inc. (a)	223,512	1,099,679
Calyxt, Inc. (a)	41,012	150,924
Cancer Genetics, Inc. (a)(b)	2,231	19,655
Capricor Therapeutics, Inc. (a)(b)	7,347	11,388
CareDx, Inc. (a)	185,504	3,806,542
CASI Pharmaceuticals, Inc. (a)(b)	242,893	803,976
Castle Biosciences, Inc. (b)	24,020	646,859
Catabasis Pharmaceuticals, Inc. (a)(b)	51,967	294,133
Catalyst Biosciences, Inc. (a)(b)	69,273	377,538
Catalyst Pharmaceutical Partners, Inc. (a)	465,135	2,158,226
Cel-Sci Corp. (a)(b)	142,790	1,088,060
Celcuity, Inc. (a)	14,316	153,181
Celldex Therapeutics, Inc. (a)(b)	47,868	114,883
Cellectar Biosciences, Inc. (a)(b)	7,104	13,569
Cellular Biomedicine Group, Inc. (a)	52,183	942,425
Celsion Corp. (a)	34,220	45,170
Checkpoint Therapeutics, Inc. (a)	104,918	138,492
ChemoCentryx, Inc. (a)(b)	189,540	5,748,748
Chimerix, Inc. (a)	239,256	526,363
Cidara Therapeutics, Inc. (a)(b)	87,052	204,572
Cleveland Biolabs, Inc. (a)(b)	9,814	9,421
Clovis Oncology, Inc. (a)(b)	252,289	3,766,675
CohBar, Inc. (a)(b)	98,160	171,780
Coherus BioSciences, Inc. (a)	290,480	5,225,735
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	44,570
Concert Pharmaceuticals, Inc. (a)	82,951	625,451
Constellation Pharmaceuticals, Inc. (a)	47,593	2,215,930
ContraFect Corp. (a)	293,502	101,405
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	277,420	1,303,874
Cortexyme, Inc. (b)	23,100	606,375
Corvus Pharmaceuticals, Inc. (a)(b)	62,848	191,686
Crinetics Pharmaceuticals, Inc. (a)(b)	33,181	649,020
CTI BioPharma Corp. (a)(b)	232,172	219,542
Cue Biopharma, Inc. (a)	69,871	827,273
Curis, Inc. (a)(b)	112,824	203,083
Cyclacel Pharmaceuticals, Inc. (a)	17,418	9,319
Cyclerion Therapeutics, Inc. (a)	73,939	136,787
Cytokinetics, Inc. (a)	294,047	2,843,434
CytomX Therapeutics, Inc. (a)	226,661	1,418,898
CytRx Corp. (a)	103,666	30,063
Deciphera Pharmaceuticals, Inc. (a)	87,369	4,131,680
Denali Therapeutics, Inc. (a)(b)	334,770	5,955,558
DiaMedica Therapeutics, Inc. (a)	15,399	48,507
Dicerna Pharmaceuticals, Inc. (a)	265,368	6,384,754
Diffusion Pharmaceuticals, Inc. (a)(b)	10,060	4,125
Dyadic International, Inc. (a)(b)	105,359	651,119
Dynavax Technologies Corp. (a)(b)	433,858	2,451,298
Eagle Pharmaceuticals, Inc.(a)(b)	49,285	2,882,187
Edge Therapeutics, Inc. (a)(b)	4,483	10,490
Editas Medicine, Inc. (a)(b)	235,106	7,119,010
Eidos Therapeutics, Inc. (a)(b)	24,927	1,404,138
Eiger Biopharmaceuticals, Inc. (a)	109,342	1,437,847
Emergent BioSolutions, Inc. (a)	209,876	11,513,797
Enanta Pharmaceuticals, Inc. (a)	79,709	5,074,275
Enochian Biosciences, Inc. (a)(b)	52,426	304,595
Epizyme, Inc. (a)(b)	368,893	6,094,112
Esperion Therapeutics, Inc. (a)(b)	120,726	6,200,487
Evelo Biosciences, Inc. (a)(b)	35,269	159,063
Exact Sciences Corp. (a)	669,786	54,259,364
Exelixis, Inc. (a)	1,462,384	24,319,446
Exicure, Inc. (a)(b)	158,081	534,314
Fate Therapeutics, Inc. (a)	289,378	4,520,084
Fibrocell Science, Inc. (a)(b)	66,376	199,128
FibroGen, Inc. (a)	380,934	16,140,174
Five Prime Therapeutics, Inc. (a)	180,556	707,780
Flexion Therapeutics, Inc. (a)(b)	163,082	2,891,444
Fortress Biotech, Inc. (a)	157,432	324,310
Forty Seven, Inc. (a)	121,593	1,536,936
G1 Therapeutics, Inc. (a)(b)	133,052	2,873,923
Galectin Therapeutics, Inc. (a)(b)	182,431	589,252
Gemphire Therapeutics, Inc. (a)(b)	33,731	11,924
Genocea Biosciences, Inc. (a)(b)	98,878	247,195
GenVec, Inc. rights (a)(c)	14,247	0
Geron Corp. (a)(b)	927,720	1,326,640
Global Blood Therapeutics, Inc. (a)(b)	291,277	19,369,921
GlycoMimetics, Inc. (a)(b)	178,499	1,049,574
Gossamer Bio, Inc. (b)	185,232	4,723,416
Gritstone Oncology, Inc. (a)(b)	88,557	771,331
Halozyme Therapeutics, Inc. (a)	585,589	11,354,571
Harpoon Therapeutics, Inc.	12,053	225,391
Heat Biologics, Inc. (a)	152,517	70,158
Hemispherx Biopharma, Inc. (a)(b)	1,427	571
Heron Therapeutics, Inc. (a)(b)	364,673	9,321,042
Homology Medicines, Inc. (a)(b)	127,912	2,046,592
Hookipa Pharma, Inc.	35,652	360,442
iBio, Inc. (a)	29,669	3,287
Idera Pharmaceuticals, Inc. (a)(b)	101,043	176,825
Immucell Corp. (a)	6,616	33,014
Immunic, Inc. (a)(b)	3,945	27,654
ImmunoGen, Inc. (a)	739,556	2,669,797
Immunomedics, Inc. (a)(b)	829,638	15,580,602
Infinity Pharmaceuticals, Inc. (a)	232,096	294,762
Inovio Pharmaceuticals, Inc. (a)(b)	498,595	1,256,459
Insmed, Inc. (a)(b)	422,254	9,732,955
Intellia Therapeutics, Inc. (a)(b)	182,386	3,160,749
Intercept Pharmaceuticals, Inc. (a)(b)	120,114	13,016,754
Intrexon Corp. (a)(b)	357,665	1,992,194
Invitae Corp. (a)(b)	415,940	8,277,206
Ionis Pharmaceuticals, Inc. (a)	617,537	39,497,667
Iovance Biotherapeutics, Inc. (a)	552,626	12,616,452
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	752,072	9,039,905
IsoRay, Inc. (a)(b)	208,785	125,271
Iveric Bio, Inc. (a)(b)	121,119	409,382
Jounce Therapeutics, Inc. (a)(b)	76,862	415,823
Kadmon Holdings, Inc. (a)(b)	675,284	2,984,755
Kalvista Pharmaceuticals, Inc. (a)	53,617	776,374
Karuna Therapeutics, Inc. (a)	40,136	2,884,976
Karyopharm Therapeutics, Inc. (a)(b)	257,471	4,510,892
Kezar Life Sciences, Inc. (a)	24,024	62,703
Kindred Biosciences, Inc. (a)	170,314	1,340,371
Kiniksa Pharmaceuticals Ltd. (a)(b)	54,867	584,334
Kodiak Sciences, Inc. (a)(b)	85,298	2,524,821
Krystal Biotech, Inc. (a)(b)	54,475	3,078,382
Kura Oncology, Inc. (a)(b)	199,048	3,172,825
La Jolla Pharmaceutical Co. (a)(b)	115,502	316,475
Leap Therapeutics, Inc. (a)	59,536	42,866
Lexicon Pharmaceuticals, Inc. (a)(b)	205,959	727,035
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	84,333	9,529,629
General CVR (a)	26,087	78
Glucagon CVR (a)	26,087	1,043
rights (a)	26,087	55
TR Beta CVR (a)	26,087	5,412
LogicBio Therapeutics, Inc. (a)(b)	26,984	216,951
Macrogenics, Inc. (a)	236,239	2,237,183
Madrigal Pharmaceuticals, Inc. (a)(b)	39,898	4,416,310
Magenta Therapeutics, Inc. (a)(b)	78,171	1,034,984
MannKind Corp. (a)(b)	909,470	1,118,648
Marker Therapeutics, Inc. (a)(b)	139,201	464,931
Matinas BioPharma Holdings, Inc. (a)(b)	552,298	679,327
MediciNova, Inc. (a)(b)	201,492	1,434,623
MEI Pharma, Inc. (a)	153,139	300,152
Merrimack Pharmaceuticals, Inc. (b)	57,524	209,963
Mersana Therapeutics, Inc. (a)	202,090	778,047
Minerva Neurosciences, Inc. (a)	169,366	1,058,538
Miragen Therapeutics, Inc. (a)	80,669	64,535
Mirati Therapeutics, Inc. (a)	162,710	16,396,287
Moderna, Inc. (b)	991,127	20,179,346
Molecular Templates, Inc. (a)	73,440	956,923
Moleculin Biotech, Inc. (a)	87,362	89,109
Momenta Pharmaceuticals, Inc. (a)	476,745	8,009,316
Morphic Holding, Inc. (b)	24,408	387,599
Mustang Bio, Inc. (a)	144,129	456,889
Myriad Genetics, Inc. (a)	357,348	9,198,138
NanoViricides, Inc. (a)(b)	7,036	19,385
NantKwest, Inc. (a)(b)	114,076	196,211
Natera, Inc. (a)	305,319	11,141,090
Navidea Biopharmaceuticals, Inc. (a)	28,052	24,857
Neoleukin Therapeutics, Inc. (a)	101,486	566,292
Neon Therapeutics, Inc. (a)(b)	74,160	84,542
Neubase Therapeutics, Inc. (a)	11,574	78,125
Neurocrine Biosciences, Inc. (a)	442,909	51,647,618
Neurotrope, Inc. (a)(b)	28,101	24,167
NewLink Genetics Corp. (a)(b)	118,072	179,469
NextCure, Inc. (b)	45,256	2,163,689
Novavax, Inc. (a)(b)	118,747	575,923
Ocugen, Inc. (a)	7,359	2,791
OncoCyte Corp. (a)(b)	130,915	230,410
OncoGenex Pharmaceuticals, Inc. (a)(b)	35,278	31,750
OncoMed Pharmaceuticals, Inc. rights (a)(c)	102,576	1
OncoSec Medical, Inc. (a)	22,317	47,535
Oncternal Therapeutics, Inc. (a)(b)	6,762	37,867
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)	8,245	9,976
Opko Health, Inc. (a)(b)	1,974,554	3,139,541
Oragenics, Inc. (a)(b)	7,849	4,866
Organogenesis Holdings, Inc. Class A (a)	82,278	422,086
Organovo Holdings, Inc. (a)	488,772	246,390
Orgenesis, Inc. (a)(b)	44,808	138,905
Outlook Therapeutics, Inc. (a)(b)	34,757	36,147
OvaScience, Inc. (a)	10,129	77,082
Ovid Therapeutics, Inc. (a)	135,024	575,202
Palatin Technologies, Inc. (a)(b)	1,049,809	866,092
PDL BioPharma, Inc. (a)	656,974	2,036,619
Pfenex, Inc. (a)	141,465	1,468,407
PhaseBio Pharmaceuticals, Inc. (a)(b)	68,737	224,083
Pieris Pharmaceuticals, Inc. (a)	211,012	858,819
Plus Therapeutics, Inc. (a)(b)	6,336	12,989
Polarityte, Inc. (a)(b)	96,620	313,049
Portola Pharmaceuticals, Inc. (a)	333,992	9,535,472
Precision BioSciences, Inc. (a)(b)	41,265	733,279
Prevail Therapeutics, Inc. (b)	34,058	490,095
Principia Biopharma, Inc. (a)	88,133	3,157,805
Progenics Pharmaceuticals, Inc. (a)	415,131	2,166,984
Protagonist Therapeutics, Inc. (a)	104,331	907,680
Proteon Therapeutics, Inc. (a)	23,825	7,148
Proteostasis Therapeutics, Inc. (a)(b)	198,769	484,996
Prothena Corp. PLC (a)	199,663	2,559,680
PTC Therapeutics, Inc. (a)	287,718	13,511,237
Puma Biotechnology, Inc. (a)(b)	161,212	1,529,902
Ra Pharmaceuticals, Inc. (a)	167,427	7,823,864
Radius Health, Inc. (a)(b)	206,696	4,629,990
Recro Pharma, Inc. (a)(b)	82,926	1,371,596
REGENXBIO, Inc. (a)	154,707	6,476,035
Regulus Therapeutics, Inc. (a)(b)	30,166	25,038
Repligen Corp. (a)	222,956	19,787,345
Replimune Group, Inc. (a)	47,782	664,170
Retrophin, Inc. (a)	204,992	2,843,239
Rexahn Pharmaceuticals, Inc. (a)	22,895	40,753
Rhythm Pharmaceuticals, Inc. (a)(b)	148,206	3,327,225
Rigel Pharmaceuticals, Inc. (a)	778,281	1,743,349
Rocket Pharmaceuticals, Inc. (a)(b)	163,077	2,868,524
Rubius Therapeutics, Inc. (a)(b)	155,078	1,194,101
RXi Pharmaceuticals Corp. (a)	9,023	1,290
Sage Therapeutics, Inc. (a)(b)	249,959	38,686,154
Salarius Pharmaceuticals, Inc. (a)(b)	12,754	51,016
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	567,497	6,128,968
Sarepta Therapeutics, Inc. (a)(b)	341,200	38,381,588
Savara, Inc. (a)	124,425	156,776
Scholar Rock Holding Corp. (a)(b)	82,482	701,922
Seattle Genetics, Inc. (a)	546,111	65,724,459
Selecta Biosciences, Inc. (a)(b)	166,325	272,773
Sellas Life Sciences Group, Inc. (a)(b)	22,085	101,591
Seneca Biopharma, Inc. (a)(b)	3,323	2,874
Seres Therapeutics, Inc. (a)(b)	226,890	896,216
Sesen Bio, Inc. (a)	466,232	550,154
Soleno Therapeutics, Inc. (a)	28,496	48,158
Solid Biosciences, Inc. (a)(b)	69,813	274,365
Soligenix, Inc. (a)(b)	19,921	19,921
Sophiris Bio, Inc. (a)	132,978	52,460
Sorrento Therapeutics, Inc. (a)(b)	522,785	1,526,532
Spark Therapeutics, Inc. (a)	168,624	18,740,871
Spectrum Pharmaceuticals, Inc. (a)	537,593	4,827,585
Spero Therapeutics, Inc. (a)	43,453	519,698
Spring Bank Pharmaceuticals, Inc. (a)	54,942	238,448
Stemline Therapeutics, Inc. (a)(b)	215,737	2,306,229
Stoke Therapeutics, Inc.	37,371	915,590
Sunesis Pharmaceuticals, Inc. (a)(b)	420,679	180,892
Surface Oncology, Inc. (a)	45,281	95,090
Sutro Biopharma, Inc. (a)	27,802	308,046
Syndax Pharmaceuticals, Inc. (a)	95,943	699,424
Synlogic, Inc. (a)	80,173	171,570
Synthetic Biologics, Inc. (a)(b)	14,928	5,992
Synthorx, Inc.	38,735	693,357
Syros Pharmaceuticals, Inc. (a)	160,742	819,784
T2 Biosystems, Inc. (a)(b)	190,631	259,258
TCR2 Therapeutics, Inc. (b)	65,189	1,104,954
Tenax Therapeutics, Inc. (a)	1,474	1,813
TG Therapeutics, Inc. (a)(b)	386,518	3,165,582
The Medicines Company (a)(b)	356,231	29,994,650
Tocagen, Inc. (a)(b)	101,258	66,324
TONIX Pharmaceuticals Holding (a)(b)	364	411
TRACON Pharmaceuticals, Inc. (a)	2,418	8,705
Translate Bio, Inc. (a)(b)	212,033	2,130,932
Trevena, Inc. (a)(b)	404,670	277,401
Trovagene, Inc. (a)(b)	15,811	22,610
Turning Point Therapeutics, Inc. (b)	67,624	3,801,821
Twist Bioscience Corp.	112,994	2,692,647
Tyme, Inc. (a)(b)	276,137	312,035
Ultragenyx Pharmaceutical, Inc. (a)(b)	262,877	10,423,073
United Therapeutics Corp. (a)	212,862	19,638,648
UNITY Biotechnology, Inc. (a)(b)	103,386	798,140
Unum Therapeutics, Inc. (a)(b)	43,783	32,202
Vanda Pharmaceuticals, Inc. (a)	256,654	4,293,821
Vaxart, Inc. (a)	10,186	3,310
VBI Vaccines, Inc. (a)(b)	800,995	719,534
Veracyte, Inc. (a)	209,773	6,024,681
Verastem, Inc. (a)(b)	338,744	464,079
Vericel Corp. (a)(b)	220,399	4,112,645
Viking Therapeutics, Inc. (a)(b)	323,126	2,365,282
VistaGen Therapeutics, Inc. (a)(b)	112,246	53,878
Voyager Therapeutics, Inc. (a)	126,993	1,732,185
vTv Therapeutics, Inc. Class A (a)(b)	24,729	36,599
X4 Pharmaceuticals, Inc. (a)	47,567	505,637
Xbiotech, Inc. (a)(b)	122,790	1,410,857
Xencor, Inc. (a)	239,224	9,425,426
Xenetic Biosciences, Inc. (a)(b)	312	384
XOMA Corp. (a)(b)	37,063	907,302
XOMA Corp. rights 12/18/19	2,483	0
Y-mAbs Therapeutics, Inc. (a)	80,821	2,727,709
Yield10 Bioscience, Inc. (a)	52,777	6,602
Zafgen, Inc. (a)(b)	145,426	117,795
ZIOPHARM Oncology, Inc. (a)(b)	777,071	4,048,540
		1,344,986,283
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)(b)	447,286	1,377,641
Aethlon Medical, Inc. (a)(b)	5,590	16,211
Akers Biosciences, Inc. (a)(b)	2,509	19,595
Allied Healthcare Products, Inc. (a)	2,431	2,431
Alphatec Holdings, Inc. (a)	189,605	1,336,715
Angiodynamics, Inc. (a)	190,356	2,925,772
Antares Pharma, Inc. (a)(b)	764,398	3,615,603
Apollo Endosurgery, Inc. (a)	58,883	173,116
Atossa Genetics, Inc. (a)(b)	45,293	62,051
Atricure, Inc. (a)	194,793	5,795,092
Atrion Corp.	6,728	4,741,222
Avanos Medical, Inc. (a)	231,290	8,016,511
Avinger, Inc. (a)(b)	17,548	26,497
AxoGen, Inc. (a)(b)	167,884	2,909,430
Axonics Modulation Technologies, Inc. (a)(b)	72,099	1,758,495
Bellerophon Therapeutics, Inc. (a)(b)	107,908	46,400
Beyond Air, Inc. (a)(b)	1,100	5,610
BioLase Technology, Inc. (a)(b)	34,145	19,978
BioLife Solutions, Inc. (a)(b)	57,681	966,157
BioSig Technologies, Inc. (a)(b)	64,132	435,456
Bovie Medical Corp. (a)	148,176	1,182,444
Cantel Medical Corp.	178,395	13,718,576
Cardiovascular Systems, Inc. (a)	171,385	7,808,301
Cerus Corp. (a)	695,082	3,016,656
Chembio Diagnostics, Inc. (a)	66,749	277,008
Co.-Diagnostics, Inc. (a)(b)	39,607	35,258
ConforMis, Inc. (a)	355,877	661,931
CONMED Corp.	137,052	15,523,880
Cryolife, Inc. (a)	181,272	4,482,857
CryoPort, Inc. (a)(b)	173,140	2,726,955
Cutera, Inc. (a)	71,387	2,734,122
CytoSorbents Corp. (a)(b)	116,213	463,690
Dare Bioscience, Inc. (a)(b)	40,212	32,572
DexCom, Inc. (a)	439,538	99,911,383
Dynatronics Corp. (a)(b)	3,361	2,506
Ekso Bionics Holdings, Inc. (a)(b)	222,191	127,738
electroCore, Inc. (a)(b)	33,137	50,037
Electromed, Inc. (a)	18,140	178,860
Endologix, Inc. (a)	82,105	213,473
ENDRA Life Sciences, Inc. (a)(b)	24,073	20,200
Fonar Corp. (a)	28,130	558,943
Genmark Diagnostics, Inc. (a)(b)	288,157	1,607,916
Glaukos Corp. (a)(b)	188,520	12,089,788
Globus Medical, Inc. (a)	371,893	20,807,413
Haemonetics Corp. (a)	245,503	29,607,662
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	51,885
Heska Corp. (a)(b)	34,366	3,281,953
Hill-Rom Holdings, Inc.	320,752	34,387,822
ICU Medical, Inc. (a)	93,056	17,446,139
Inogen, Inc. (a)	88,220	6,493,874
Insulet Corp. (a)	290,829	54,006,945
Integer Holdings Corp. (a)	154,618	11,727,775
Integra LifeSciences Holdings Corp. (a)	340,452	20,764,167
IntriCon Corp. (a)(b)	36,727	691,202
Invacare Corp.	160,080	1,397,498
InVivo Therapeutics Holdings Corp. (a)(b)	4,799	684
IRadimed Corp. (a)(b)	25,824	567,612
iRhythm Technologies, Inc. (a)(b)	124,408	8,968,573
Iridex Corp. (a)	27,462	59,593
Kewaunee Scientific Corp.	10,875	184,766
Lantheus Holdings, Inc. (a)	183,286	3,830,677
LeMaitre Vascular, Inc.	83,823	2,981,584
LivaNova PLC (a)	234,390	19,632,506
Masimo Corp. (a)	236,054	36,604,894
Meridian Bioscience, Inc.	213,840	1,956,636
Merit Medical Systems, Inc. (a)	265,556	7,435,568
Mesa Laboratories, Inc.	19,775	4,629,723
Microbot Medical, Inc. (a)(b)	14,492	72,025
Milestone Scientific, Inc. (a)(b)	123,561	163,101
Misonix, Inc. (a)	62,922	1,294,306
Motus GI Holdings, Inc. (a)(b)	121,781	230,166
Myomo, Inc. (a)	36,622	19,043
Natus Medical, Inc. (a)	171,429	5,484,014
Neogen Corp. (a)	251,189	16,721,652
NeuroMetrix, Inc. (a)	80	372
Neuronetics, Inc. (a)	34,639	149,640
Nevro Corp. (a)	149,224	16,680,259
NuVasive, Inc. (a)	251,519	18,169,733
Obalon Therapeutics, Inc. (a)(b)	5,779	10,518
OraSure Technologies, Inc. (a)	321,882	2,607,244
Orthofix International NV (a)	95,887	4,353,270
OrthoPediatrics Corp. (a)(b)	41,446	1,630,486
PAVmed, Inc. (a)(b)	69,158	59,289
Penumbra, Inc. (a)(b)	153,814	27,212,773
Predictive Oncology, Inc. (a)(b)	2,723	8,414
Pro-Dex, Inc. (a)	600	8,418
Pulse Biosciences, Inc. (a)(b)	59,133	858,611
Quidel Corp. (a)	182,790	12,543,050
Retractable Technologies, Inc. (a)	35,837	50,172
Rockwell Medical Technologies, Inc. (a)	293,370	668,884
RTI Biologics, Inc. (a)	305,771	565,676
Seaspine Holdings Corp. (a)	64,777	857,000
Second Sight Medical Products, Inc. (a)(b)	109,272	98,334
Senseonics Holdings, Inc. (a)(b)	673,976	700,935
Sensus Healthcare, Inc. (a)(b)	44,385	168,219
Shockwave Medical, Inc. (a)	41,498	1,625,062
SI-BONE, Inc. (a)(b)	67,769	1,205,611
Sientra, Inc. (a)(b)	209,133	1,790,178
Silk Road Medical, Inc.	30,233	1,088,993
Sintx Technologies, Inc. (a)	123	189
Soliton, Inc. (b)	32,038	363,952
Staar Surgical Co. (a)(b)	140,162	5,166,371
STERIS PLC	406,808	61,484,961
STRATA Skin Sciences, Inc. (a)	18,623	46,185
SurModics, Inc. (a)	65,592	2,691,896
Tactile Systems Technology, Inc. (a)(b)	89,497	5,746,602
Tandem Diabetes Care, Inc. (a)	269,196	18,582,600
Thermogenesis Holdings, Inc. (a)	1,198	4,049
TransEnterix, Inc. (a)(b)	914,904	183,896
TransMedics Group, Inc. (b)	29,529	553,669
Utah Medical Products, Inc.	17,323	1,850,443
Valeritas Holdings, Inc. (a)	8,736	14,240
Vapotherm, Inc.	66,743	738,178
Varex Imaging Corp. (a)	190,767	5,711,564
Venus Concept, Inc. (a)(b)	2,497	8,115
Vermillion, Inc. (a)(b)	167,591	131,559
ViewRay, Inc. (a)(b)	294,260	976,943
Viveve Medical, Inc. (a)(b)	1,298	1,096
VolitionRx Ltd. (a)(b)	129,302	695,645
West Pharmaceutical Services, Inc.	354,689	52,149,924
Wright Medical Group NV (a)	611,899	18,216,233
Zosano Pharma Corp. (a)(b)	82,489	154,254
Zynex, Inc. (b)	78,591	825,206
		782,585,446
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(b)	422,068	13,573,707
Addus HomeCare Corp. (a)	63,280	5,898,329
Amedisys, Inc. (a)	154,038	25,102,032
American Renal Associates Holdings, Inc. (a)	81,550	771,463
American Shared Hospital Services (a)	113	286
AMN Healthcare Services, Inc. (a)	223,874	13,313,787
Apollo Medical Holdings, Inc. (a)(b)	119,339	2,180,324
BioScrip, Inc. (a)	664,980	2,068,088
BioTelemetry, Inc. (a)	160,712	7,442,573
Brookdale Senior Living, Inc. (a)	895,028	6,390,500
Caladrius Biosciences, Inc. (a)	36,321	97,703
Capital Senior Living Corp. (a)(b)	152,578	582,848
Catasys, Inc. (a)(b)	39,114	602,356
Chemed Corp.	76,280	32,801,926
Community Health Systems, Inc. (a)(b)	600,755	1,922,416
Corvel Corp. (a)	45,825	3,781,021
Covetrus, Inc. (a)(b)	463,679	6,635,246
Cross Country Healthcare, Inc. (a)	178,368	2,152,902
CynergisTek, Inc. (a)	1,100	3,322
Digirad Corp. (a)	5,124	16,448
Diplomat Pharmacy, Inc. (a)(b)	301,715	1,553,832
Encompass Health Corp.	473,597	33,488,044
Enzo Biochem, Inc. (a)	197,450	523,243
Five Star Sr Living, Inc. (a)(b)	19,712	93,632
Fulgent Genetics, Inc. (a)	40,661	463,535
Genesis HealthCare, Inc. Class A (a)(b)	198,253	333,065
Guardant Health, Inc. (a)	191,723	14,891,125
Hanger, Inc. (a)	186,723	4,892,143
HealthEquity, Inc. (a)	340,973	21,443,792
InfuSystems Holdings, Inc. (a)	45,777	382,696
Interpace Diagnostics Group, Inc. (a)(b)	174,401	83,695
LHC Group, Inc. (a)	142,767	19,045,118
Magellan Health Services, Inc. (a)	105,856	8,228,187
MEDNAX, Inc. (a)	415,993	10,865,737
Molina Healthcare, Inc. (a)	301,578	40,863,819
National Healthcare Corp.	54,849	4,662,165
National Research Corp. Class A	59,643	3,847,570
Owens & Minor, Inc.	305,864	2,024,820
Patterson Companies, Inc. (b)	412,067	8,018,824
Pennant Group, Inc. (a)	121,704	2,850,308
PetIQ, Inc. Class A (a)(b)	86,678	1,993,594
Precipio, Inc. (a)(b)	15,762	33,258
Premier, Inc. (a)(b)	305,377	10,853,099
Providence Service Corp. (a)	57,204	3,414,507
Psychemedics Corp.	24,117	218,982
Quorum Health Corp. (a)(b)	120,872	71,411
R1 RCM, Inc. (a)	476,469	6,141,685
RadNet, Inc. (a)	197,994	3,793,565
Regional Health Properties, Inc. (a)(b)	3,317	5,075
Select Medical Holdings Corp. (a)	524,490	11,596,474
Sharps Compliance Corp. (a)	38,210	160,864
SunLink Health Systems, Inc. (a)	10,027	11,243
Surgery Partners, Inc. (a)(b)	98,965	1,363,738
Tenet Healthcare Corp. (a)	498,534	16,052,795
The Ensign Group, Inc.	241,084	10,470,278
The Joint Corp. (a)	51,284	982,089
Tivity Health, Inc. (a)(b)	207,714	4,704,722
Triple-S Management Corp.	116,473	2,230,458
U.S. Physical Therapy, Inc.	60,730	7,096,908
		385,087,372
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	811,728	8,750,428
Arrhythmia Research Technology, Inc. (a)(b)	9,729	23,836
Castlight Health, Inc. Class B (a)	369,928	514,200
Change Healthcare, Inc. (b)	221,854	2,968,407
Computer Programs & Systems, Inc.	61,140	1,625,713
Evolent Health, Inc. (a)(b)	368,477	2,656,719
Health Catalyst, Inc. (b)	38,814	1,542,080
HealthStream, Inc. (a)	129,290	3,766,218
HMS Holdings Corp. (a)	422,589	12,762,188
HTG Molecular Diagnostics (a)(b)	259,764	171,444
iCAD, Inc. (a)	81,101	609,069
Inovalon Holdings, Inc. Class A (a)(b)	365,068	6,571,224
Inspire Medical Systems, Inc. (a)	69,575	4,937,042
Livongo Health, Inc. (b)	64,091	1,830,439
Medical Transcription Billing Corp. (a)(b)	30,125	123,513
NantHealth, Inc. (a)(b)	148,762	175,539
Nextgen Healthcare, Inc. (a)	242,548	4,467,734
Omnicell, Inc. (a)	202,101	16,166,059
OptimizeRx Corp. (a)(b)	54,975	588,233
Phreesia, Inc. (b)	46,503	1,307,664
SCWorx, Corp. (a)(b)	1,606	4,497
Simulations Plus, Inc.	61,932	2,069,767
Streamline Health Solutions, Inc. (a)	73,168	91,460
Tabula Rasa HealthCare, Inc. (a)(b)	93,472	4,169,786
Teladoc Health, Inc. (a)(b)	346,523	29,017,836
Veeva Systems, Inc. Class A (a)	626,471	93,456,944
Vocera Communications, Inc. (a)(b)	155,689	3,378,451
		203,746,490
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	128,811	1,924,436
Adaptive Biotechnologies Corp. (b)	71,946	1,956,212
Avantor, Inc.	1,073,532	18,389,603
Bio-Rad Laboratories, Inc. Class A (a)	103,693	38,302,120
Bio-Techne Corp.	183,801	40,114,568
Bioanalytical Systems, Inc. (a)	4,600	21,712
Bruker Corp.	490,968	25,132,652
Cambrex Corp. (a)	159,798	9,583,086
Champions Oncology, Inc. (a)	19,987	115,125
Charles River Laboratories International, Inc. (a)	234,632	34,080,298
ChromaDex, Inc. (a)(b)	138,535	504,267
Codexis, Inc. (a)	241,468	3,752,413
Fluidigm Corp. (a)	334,703	843,452
Harvard Bioscience, Inc. (a)	177,133	513,686
Luminex Corp.	208,425	4,404,020
Medpace Holdings, Inc. (a)	129,747	9,947,702
Nanostring Technologies, Inc. (a)	160,988	4,333,797
NeoGenomics, Inc. (a)	503,120	12,985,527
Pacific Biosciences of California, Inc. (a)	666,486	3,425,738
Personalis, Inc. (a)	37,708	335,601
PRA Health Sciences, Inc. (a)	301,574	32,814,267
Quanterix Corp. (a)	64,775	1,640,751
Syneos Health, Inc. (a)	299,716	16,457,406
		261,578,439
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	361,595	672,567
Acer Therapeutics, Inc. (a)(b)	21,687	75,471
Aclaris Therapeutics, Inc. (a)(b)	190,552	312,505
Adamis Pharmaceuticals Corp. (a)(b)	305,602	178,074
Adial Pharmaceuticals, Inc. (a)(b)	46,293	67,588
Aerie Pharmaceuticals, Inc. (a)(b)	205,703	3,906,300
Aerpio Pharmaceuticals, Inc. (a)	80,581	49,759
Agile Therapeutics, Inc. (a)(b)	247,794	520,367
Akcea Therapeutics, Inc. (a)(b)	75,739	1,474,638
Akorn, Inc. (a)	459,132	1,675,832
Alimera Sciences, Inc. (a)(b)	6,701	37,928
Amneal Pharmaceuticals, Inc. (a)	478,368	1,798,664
Amphastar Pharmaceuticals, Inc. (a)	171,053	3,337,244
Ampio Pharmaceuticals, Inc. (a)(b)	486,894	228,645
ANI Pharmaceuticals, Inc. (a)	42,271	2,604,739
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	24,060	187,427
Arvinas Holding Co. LLC (a)	71,373	2,740,723
Assertio Therapeutics, Inc. (a)(b)	322,688	245,243
AstraZeneca PLC rights (a)(c)	21,542	0
Avenue Therapeutics, Inc. (a)	52,950	312,405
Axsome Therapeutics, Inc. (a)(b)	120,314	4,736,762
Aytu BioScience, Inc. (a)(b)	54,580	45,782
Biodelivery Sciences International, Inc. (a)	367,603	2,507,052
BioPharmX Corp. (a)	23,822	6,832
Cara Therapeutics, Inc. (a)(b)	198,228	5,149,963
Cassava Sciences, Inc. (a)	20,330	30,088
Catalent, Inc. (a)	705,140	36,660,229
Cerecor, Inc. (a)	85,964	324,084
Chiasma, Inc. (a)(b)	153,851	823,103
Clearside Biomedical, Inc. (a)(b)	125,760	181,094
Cocrystal Pharma, Inc. (a)	5,045	2,549
Collegium Pharmaceutical, Inc. (a)	142,286	3,091,875
ContraVir Pharmaceuticals, Inc. (a)(b)	620	4,334
Corcept Therapeutics, Inc. (a)(b)	487,713	6,257,358
CorMedix, Inc. (a)(b)	117,406	719,699
Cumberland Pharmaceuticals, Inc. (a)	33,008	158,108
CymaBay Therapeutics, Inc. (a)	322,086	566,871
Dermira, Inc. (a)(b)	225,115	1,832,436
Durect Corp. (a)	920,600	1,960,878
Elanco Animal Health, Inc. (a)	1,803,260	49,968,335
Elanco Animal Health, Inc. rights 12/31/99 (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	118,827	620,277
Endo International PLC (a)	963,314	4,893,635
Evofem Biosciences, Inc. (a)(b)	127,186	777,106
Evoke Pharma, Inc. (a)(b)	107,887	179,092
Evolus, Inc. (a)(b)	102,958	1,440,382
Eyenovia, Inc. (a)(b)	36,875	158,194
Eyepoint Pharmaceuticals, Inc. (a)(b)	276,934	426,478
Harrow Health, Inc. (a)(b)	104,639	653,994
Horizon Pharma PLC (a)	901,282	29,544,024
Hoth Therapeutics, Inc. (a)	38	186
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	42,104
Innoviva, Inc. (a)	333,963	4,501,821
Intersect ENT, Inc. (a)	155,748	3,376,617
Intra-Cellular Therapies, Inc. (a)(b)	235,792	2,289,540
Jaguar Health, Inc. (a)(b)	419	256
Jazz Pharmaceuticals PLC (a)	273,063	41,265,281
Kala Pharmaceuticals, Inc. (a)(b)	109,553	456,836
Kaleido Biosciences, Inc. (a)(b)	22,431	195,374
KemPharm, Inc. (a)(b)	97,659	43,947
Lannett Co., Inc. (a)(b)	164,445	1,450,405
Lipocine, Inc. (a)	145,253	64,652
Liquidia Technologies, Inc. (a)	49,612	215,812
Mallinckrodt PLC (a)(b)	394,831	1,488,513
Marinus Pharmaceuticals, Inc. (a)(b)	238,051	314,227
Melinta Therapeutics, Inc. (a)(b)	35,861	58,095
Menlo Therapeutics, Inc. (a)	35,234	139,527
MyoKardia, Inc. (a)	220,518	14,366,748
Nektar Therapeutics (a)(b)	849,017	17,226,555
Neos Therapeutics, Inc. (a)(b)	188,234	312,468
NGM Biopharmaceuticals, Inc. (b)	34,436	567,505
NovaBay Pharmaceuticals, Inc. (a)(b)	5,586	3,295
Novan, Inc. (a)(b)	41,027	81,644
Novus Therapeutics, Inc. (a)	3,160	1,966
Ocular Therapeutix, Inc. (a)(b)	224,313	895,009
Odonate Therapeutics, Inc. (a)	58,848	2,023,194
Omeros Corp. (a)(b)	226,630	3,354,124
Onconova Therapeutics, Inc. (a)(b)	16,667	3,133
Opiant Pharmaceuticals, Inc. (a)	6,002	85,949
OptiNose, Inc. (a)(b)	90,025	840,834
Osmotica Pharmaceuticals PLC (a)	44,532	297,696
Otonomy, Inc. (a)	109,470	274,770
Pacira Biosciences, Inc. (a)	199,923	9,240,441
Paratek Pharmaceuticals, Inc. (a)(b)	137,150	401,850
Phibro Animal Health Corp. Class A	102,231	2,480,124
Plx Pharma PLC/New (a)(b)	5,046	24,473
Prestige Brands Holdings, Inc. (a)	247,813	9,359,897
Provention Bio, Inc. (a)(b)	159,479	1,588,411
Pulmatrix, Inc. (a)(b)	97,666	80,086
Reata Pharmaceuticals, Inc. (a)	123,105	24,021,479
resTORbio, Inc. (a)(b)	78,453	94,144
Revance Therapeutics, Inc. (a)(b)	195,296	3,495,798
Ritter Pharmaceuticals, Inc. (a)	2,906	509
scPharmaceuticals, Inc. (a)	23,358	100,439
SCYNEXIS, Inc. (a)(b)	332,373	358,963
Seelos Therapeutics, Inc. (b)	88,253	75,906
Seelos Therapeutics, Inc. rights (b)(c)	3,233	0
SenesTech, Inc. (a)(b)	90,916	54,550
SIGA Technologies, Inc. (a)	204,746	1,003,255
Sonoma Pharmaceuticals, Inc. (a)	1,437	5,647
Strongbridge Biopharma PLC (a)	133,099	240,909
Supernus Pharmaceuticals, Inc. (a)	254,573	5,951,917
Teligent, Inc. (a)(b)	185,177	111,606
Tetraphase Pharmaceuticals, Inc. (a)(b)	11,055	28,743
TherapeuticsMD, Inc. (a)(b)	1,048,454	2,631,620
Theravance Biopharma, Inc. (a)(b)	220,082	4,788,984
Titan Pharmaceuticals, Inc. (a)(b)	52,081	7,916
Trevi Therapeutics, Inc.	34,789	122,457
Tricida, Inc. (a)(b)	128,607	5,139,136
Urovant Sciences Ltd. (a)(b)	53,652	606,268
Verrica Pharmaceuticals, Inc. (a)(b)	52,010	783,791
VIVUS, Inc. (a)	51,827	144,079
WAVE Life Sciences (a)(b)	85,907	2,847,817
Xeris Pharmaceuticals, Inc. (a)(b)	126,166	1,126,662
Zogenix, Inc. (a)(b)	196,570	9,392,115
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	604,464
		357,299,275

TOTAL HEALTH CARE		3,335,283,305

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.5%
AAR Corp.	159,788	7,140,926
Aerojet Rocketdyne Holdings, Inc. (a)(b)	348,194	15,390,175
AeroVironment, Inc. (a)	103,701	6,361,019
Air Industries Group, Inc. (a)	213	269
Arotech Corp. (a)	105,511	316,533
Astronics Corp. (a)	113,107	3,297,069
Astrotech Corp. (a)(b)	25,674	53,915
Axon Enterprise, Inc. (a)(b)	286,503	21,143,921
BWX Technologies, Inc.	457,619	27,516,630
CPI Aerostructures, Inc. (a)	51,114	352,175
Cubic Corp.	151,285	9,009,022
Curtiss-Wright Corp.	205,537	28,222,285
Ducommun, Inc. (a)	55,172	2,696,807
HEICO Corp.	241,365	31,350,900
HEICO Corp. Class A	284,115	28,536,511
Hexcel Corp.	410,021	32,649,972
Innovative Solutions & Support, Inc. (a)	36,030	161,054
Kratos Defense & Security Solutions, Inc. (a)	433,326	7,825,868
Maxar Technologies, Inc.	281,099	2,923,430
Mercury Systems, Inc. (a)	266,507	19,521,638
Micronet Enertec Technologies, Inc. (a)	8,412	7,907
Moog, Inc. Class A	158,383	13,600,348
National Presto Industries, Inc. (b)	24,560	2,185,349
Park Aerospace Corp.	94,387	1,539,452
Parsons Corp.	94,737	3,792,322
SIFCO Industries, Inc. (a)	8,781	22,831
Sigma Labs, Inc. (a)(b)	24,951	23,706
Spirit AeroSystems Holdings, Inc. Class A	498,887	43,398,180
Teledyne Technologies, Inc. (a)	174,482	59,671,099
Triumph Group, Inc.	239,744	6,643,306
Vectrus, Inc. (a)	55,979	2,851,570
VirTra, Inc. (a)	3,050	11,773
Wesco Aircraft Holdings, Inc. (a)	318,608	3,491,944
		381,709,906
Air Freight & Logistics - 0.3%
Air T Funding warrants 6/7/20 (a)	4,541	318
Air T, Inc.	1,838	40,436
Air Transport Services Group, Inc. (a)	285,457	7,025,097
Atlas Air Worldwide Holdings, Inc. (a)	118,661	3,095,865
Echo Global Logistics, Inc. (a)	136,324	2,730,570
Forward Air Corp.	134,342	9,407,970
Hub Group, Inc. Class A (a)	160,470	8,195,203
Radiant Logistics, Inc.	181,151	969,158
XPO Logistics, Inc. (a)(b)	444,633	36,766,703
		68,231,320
Airlines - 0.3%
Allegiant Travel Co.	63,101	10,710,133
Hawaiian Holdings, Inc.	227,319	6,885,493
JetBlue Airways Corp. (a)	1,424,078	27,441,983
Mesa Air Group, Inc. (a)	121,536	883,567
SkyWest, Inc.	247,618	15,510,792
Spirit Airlines, Inc. (a)	328,492	12,834,182
		74,266,150
Building Products - 1.1%
AAON, Inc.	199,354	9,842,107
Advanced Drain Systems, Inc.	247,700	9,452,232
Alpha PRO Tech Ltd. (a)	3,100	10,447
American Woodmark Corp. (a)	74,074	7,622,215
Apogee Enterprises, Inc.	130,241	4,980,416
Armstrong Flooring, Inc. (a)	107,670	431,757
Armstrong World Industries, Inc.	234,366	22,503,823
Builders FirstSource, Inc. (a)	551,640	14,017,172
Continental Building Products, Inc. (a)	171,095	6,294,585
CSW Industrials, Inc.	73,698	5,441,123
Gibraltar Industries, Inc. (a)	155,755	8,133,526
Griffon Corp.	208,179	4,417,558
Insteel Industries, Inc.	92,737	2,163,554
Jeld-Wen Holding, Inc. (a)	329,768	7,502,222
Lennox International, Inc.	169,161	43,279,842
Masonite International Corp. (a)	119,935	8,611,333
NCI Building Systems, Inc. (a)	208,893	1,441,362
Owens Corning	523,129	35,081,031
Patrick Industries, Inc.	106,606	5,279,129
PGT, Inc. (a)	286,775	4,123,825
Quanex Building Products Corp.	167,170	3,253,128
Resideo Technologies, Inc. (a)	598,539	5,853,711
Simpson Manufacturing Co. Ltd.	194,546	15,797,135
Tecogen, Inc. New (a)	6,244	14,611
Trex Co., Inc. (a)	281,845	24,255,581
Universal Forest Products, Inc.	295,310	14,647,376
		264,450,801
Commercial Services & Supplies - 1.5%
ABM Industries, Inc. (b)	317,313	12,054,721
ACCO Brands Corp.	488,416	4,469,006
Acme United Corp.	11,083	245,932
ADS Waste Holdings, Inc. (a)	325,497	10,725,126
ADT, Inc. (b)	494,001	4,564,569
Amrep Corp. (a)	2,694	16,151
Appliance Recycling Centers of America, Inc. (a)(b)	582	2,124
Aqua Metals, Inc. (a)(b)	227,653	307,332
ARC Document Solutions, Inc. (a)	173,429	194,240
Avalon Holdings Corp. Class A (a)(b)	10,366	19,877
Brady Corp. Class A	237,297	13,525,929
BrightView Holdings, Inc. (a)	145,977	2,341,471
Casella Waste Systems, Inc. Class A (a)	212,857	9,942,550
CECO Environmental Corp. (a)	165,218	1,300,266
Charah Solutions, Inc. (a)	15,645	36,609
Clean Harbors, Inc. (a)	248,724	20,557,039
CompX International, Inc. Class A	715	10,875
Covanta Holding Corp.	571,440	8,405,882
Deluxe Corp.	207,570	10,602,676
Document Security Systems, Inc. (a)(b)	48,601	13,297
Ecology & Environment, Inc. Class A	5,529	83,488
Ennis, Inc.	134,871	2,783,737
Fuel Tech, Inc. (a)	101,005	98,227
Healthcare Services Group, Inc.	360,954	9,077,993
Heritage-Crystal Clean, Inc. (a)	67,703	2,094,054
Herman Miller, Inc.	280,587	13,406,447
HNI Corp.	211,821	8,322,447
Hudson Technologies, Inc. (a)(b)	164,908	112,962
IAA Spinco, Inc. (a)	645,530	29,261,875
Industrial Services of America, Inc. (a)	12,605	13,866
Interface, Inc.	286,423	4,809,042
KAR Auction Services, Inc. (b)	643,087	13,581,997
Kimball International, Inc. Class B	181,166	3,873,329
Knoll, Inc.	249,538	6,877,267
LSC Communications, Inc.	169,253	73,050
Matthews International Corp. Class A	156,133	5,987,701
McGrath RentCorp.	116,898	8,573,299
Mobile Mini, Inc.	212,738	8,075,534
MSA Safety, Inc. (b)	171,392	21,240,611
NL Industries, Inc. (a)	19,002	80,568
Odyssey Marine Exploration, Inc. (a)(b)	34,805	118,685
Performant Financial Corp. (a)	99,740	94,753
Perma-Fix Environmental Services, Inc. (a)	23,883	169,569
PICO Holdings, Inc. (a)	104,771	1,150,386
Pitney Bowes, Inc.	850,220	4,004,536
Quad/Graphics, Inc.	162,420	729,266
Quest Resource Holding Corp. (a)	35,687	93,857
R.R. Donnelley & Sons Co.	328,128	1,302,668
SP Plus Corp. (a)	115,148	5,049,240
Steelcase, Inc. Class A	428,275	7,760,343
Stericycle, Inc. (a)(b)	441,065	27,707,703
Team, Inc. (a)(b)	153,146	2,476,371
Tetra Tech, Inc.	264,935	23,391,111
The Brink's Co.	240,520	22,368,360
U.S. Ecology, Inc.	122,687	6,746,558
UniFirst Corp.	74,789	15,425,231
Viad Corp.	101,001	6,352,963
Virco Manufacturing Co.	17,193	66,193
VSE Corp.	39,681	1,618,588
		364,389,547
Construction & Engineering - 0.7%
AECOM (a)	756,963	32,799,207
Aegion Corp. (a)	152,287	3,298,536
Ameresco, Inc. Class A (a)	89,845	1,468,966
Arcosa, Inc.	231,960	9,095,152
Argan, Inc.	60,208	2,206,021
Comfort Systems U.S.A., Inc.	178,846	9,139,031
Concrete Pumping Holdings, Inc. (a)(b)	163,660	785,568
Construction Partners, Inc. Class A (a)(b)	160,720	3,182,256
Dycom Industries, Inc. (a)(b)	153,156	7,971,770
EMCOR Group, Inc.	269,833	23,996,249
Fluor Corp.	675,802	11,785,987
FTE Networks, Inc. (a)(b)	20,228	33,376
Goldfield Corp. (a)	99,734	268,284
Granite Construction, Inc. (b)	227,488	5,860,091
Great Lakes Dredge & Dock Corp. (a)	317,596	3,391,925
HC2 Holdings, Inc. (a)(b)	168,360	360,290
Ies Holdings, Inc. (a)(b)	35,821	776,957
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	137,891
Limbach Holdings, Inc. (a)	16,009	47,707
MasTec, Inc. (a)(b)	290,993	19,304,476
MYR Group, Inc. (a)	85,412	2,934,756
Northwest Pipe Co. (a)	47,513	1,631,121
NV5 Holdings, Inc. (a)(b)	49,383	2,374,828
Orion Group Holdings, Inc. (a)	157,272	866,569
Primoris Services Corp.	206,460	4,546,249
Sterling Construction Co., Inc. (a)(b)	123,494	1,799,308
Tutor Perini Corp. (a)(b)	196,722	3,133,781
Valmont Industries, Inc.	104,824	15,004,507
Williams Scotsman Corp. (a)	252,829	4,490,243
		172,691,102
Electrical Equipment - 0.9%
Acuity Brands, Inc.	192,242	25,141,409
Allied Motion Technologies, Inc.	38,595	1,729,056
American Superconductor Corp. (a)(b)	87,329	729,197
Atkore International Group, Inc. (a)	222,806	9,295,466
AZZ, Inc.	127,850	4,867,250
Babcock & Wilcox Enterprises, Inc. (a)(b)	142,151	491,842
Bloom Energy Corp. Class A (a)(b)	105,552	688,199
Broadwind Energy, Inc. (a)	60,375	88,148
Capstone Turbine Corp. (a)(b)	26,136	104,544
DPW Holdings, Inc. (a)(b)	17,815	16,568
Encore Wire Corp.	104,477	6,095,188
Energous Corp. (a)(b)	117,754	247,283
Energy Focus, Inc. (a)	30,849	12,340
EnerSys	205,344	14,408,988
Espey Manufacturing & Electronics Corp.	5,259	114,331
FuelCell Energy, Inc. (a)	925,265	627,145
Generac Holdings, Inc. (a)	300,384	29,587,824
GrafTech International Ltd.	292,536	4,121,832
Hubbell, Inc. Class B	261,874	38,500,715
Ideal Power, Inc. (a)(b)	1,768	4,614
LSI Industries, Inc.	117,225	636,532
nVent Electric PLC	746,293	18,440,900
Ocean Power Technologies, Inc. (a)(b)	3,545	3,758
Orion Energy Systems, Inc. (a)	115,336	337,934
Plug Power, Inc. (a)(b)	1,115,200	4,349,280
Polar Power, Inc. (a)(b)	7,179	17,660
Powell Industries, Inc.	42,127	1,752,062
Preformed Line Products Co.	12,621	907,450
Regal Beloit Corp.	201,311	16,453,148
Sensata Technologies, Inc. PLC (a)	770,141	39,654,560
Sunrun, Inc. (a)(b)	374,647	5,200,100
Sunworks, Inc. (a)(b)	6,668	7,868
Thermon Group Holdings, Inc. (a)	157,761	4,139,649
TPI Composites, Inc. (a)(b)	147,372	2,660,065
Ultralife Corp. (a)	68,420	579,517
Vicor Corp. (a)(b)	89,950	3,694,247
Vivint Solar, Inc. (a)(b)	220,814	1,622,983
		237,329,652
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	273,093	42,597,046
Raven Industries, Inc.	180,488	6,203,373
		48,800,419
Machinery - 3.5%
Actuant Corp. Class A (b)	263,481	6,471,093
AGCO Corp.	304,034	23,754,176
Alamo Group, Inc.	47,702	5,476,190
Albany International Corp. Class A	148,045	12,388,406
Allison Transmission Holdings, Inc.	576,362	27,895,921
Altra Industrial Motion Corp.	315,500	10,370,485
Art's-Way Manufacturing Co., Inc. (a)(b)	31,860	60,215
Astec Industries, Inc.	114,801	4,300,445
Barnes Group, Inc.	230,789	13,660,401
Blue Bird Cor (a)(b)	73,463	1,494,972
Briggs & Stratton Corp.	214,900	1,149,715
Chart Industries, Inc. (a)	173,579	9,581,561
Chicago Rivet & Machine Co.	758	20,087
CIRCOR International, Inc. (a)	95,779	4,248,756
Colfax Corp. (a)	401,595	13,533,752
Columbus McKinnon Corp. (NY Shares)	116,396	4,781,548
Commercial Vehicle Group, Inc. (a)	137,261	980,044
Crane Co.	243,976	20,267,086
Donaldson Co., Inc.	610,128	34,215,978
Douglas Dynamics, Inc.	111,489	6,032,670
Eastern Co.	26,978	741,355
Energy Recovery, Inc. (a)(b)	161,133	1,403,468
EnPro Industries, Inc.	101,147	6,715,149
ESCO Technologies, Inc.	124,629	10,976,076
Evoqua Water Technologies Corp. (a)	349,313	6,615,988
ExOne Co. (a)(b)	45,878	313,347
Federal Signal Corp.	287,662	9,475,586
Franklin Electric Co., Inc.	185,552	10,292,569
FreightCar America, Inc. (a)	53,070	102,956
Gardner Denver Holdings, Inc. (a)(b)	639,713	21,667,079
Gates Industrial Corp. PLC (a)	235,605	2,801,343
Gencor Industries, Inc. (a)	29,953	375,910
Gorman-Rupp Co.	93,529	3,461,508
Graco, Inc.	801,078	38,700,078
Graham Corp.	39,837	846,138
Greenbrier Companies, Inc.	154,101	4,336,402
Harsco Corp. (a)	383,682	8,536,925
Hillenbrand, Inc.	357,788	11,313,257
Hurco Companies, Inc.	26,517	948,778
Hyster-Yale Materials Handling Class A	48,641	2,881,006
ITT, Inc.	423,045	29,520,080
Jason Industries, Inc. (a)	54,859	9,545
John Bean Technologies Corp.	151,963	16,647,547
Kadant, Inc.	54,710	5,328,754
Kennametal, Inc.	396,658	13,815,598
L.B. Foster Co. Class A (a)	47,741	904,215
Lincoln Electric Holdings, Inc.	296,273	27,334,147
Lindsay Corp.	53,541	4,830,469
LiqTech International, Inc. (a)(b)	85,306	463,212
Lydall, Inc. (a)	86,460	1,609,885
Manitex International, Inc. (a)	80,512	430,739
Manitowoc Co., Inc. (a)	166,448	2,663,168
Meritor, Inc. (a)	396,618	10,014,605
MFRI, Inc. (a)	13,179	119,797
Middleby Corp. (a)	268,787	31,114,783
Miller Industries, Inc.	59,280	2,172,612
Mueller Industries, Inc.	276,894	8,691,703
Mueller Water Products, Inc. Class A	757,273	8,542,039
Navistar International Corp. New (a)	314,284	10,261,373
NN, Inc. (b)	207,276	1,805,374
Nordson Corp.	243,727	40,417,248
Omega Flex, Inc.	14,880	1,425,653
Oshkosh Corp.	327,551	29,630,263
Park-Ohio Holdings Corp.	39,609	1,252,833
Proto Labs, Inc. (a)	128,953	12,494,256
RBC Bearings, Inc. (a)	120,852	20,046,930
REV Group, Inc.	135,669	1,763,697
Rexnord Corp. (a)	587,935	18,572,867
Spartan Motors, Inc.	152,982	2,715,431
SPX Corp. (a)	211,811	10,120,330
SPX Flow, Inc. (a)(b)	206,044	9,766,486
Standex International Corp.	62,527	4,825,834
Sun Hydraulics Corp.	142,441	6,378,508
Taylor Devices, Inc. (a)	3,749	39,252
Tennant Co.	89,868	6,691,571
Terex Corp.	315,136	8,845,868
The L.S. Starrett Co. Class A (a)	20,155	117,671
Timken Co.	325,881	17,138,082
Titan International, Inc.	259,294	759,731
Toro Co.	511,893	40,019,795
TriMas Corp. (a)	223,590	6,926,818
Trinity Industries, Inc. (b)	493,027	10,373,288
Twin Disc, Inc. (a)	40,233	409,572
Wabash National Corp.	276,470	4,354,403
WABCO Holdings, Inc. (a)	242,755	32,711,236
Watts Water Technologies, Inc. Class A	131,699	12,769,535
Welbilt, Inc. (a)	633,049	10,565,588
Woodward, Inc.	270,314	31,569,972
		862,170,782
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	374,845	1,788,011
Genco Shipping & Trading Ltd.	82,800	869,400
Kirby Corp. (a)	288,458	24,337,201
Matson, Inc.	206,403	7,789,649
Pangaea Logistics Solutions Ltd.	5,684	17,279
		34,801,540
Professional Services - 1.4%
Acacia Research Corp. (a)	241,785	718,101
ASGN, Inc. (a)	254,055	17,024,226
Barrett Business Services, Inc.	37,761	3,336,562
BG Staffing, Inc.	40,536	875,578
CBIZ, Inc. (a)	267,765	7,192,168
CoStar Group, Inc. (a)	175,454	107,528,738
CRA International, Inc.	41,098	2,107,094
DLH Holdings Corp. (a)	3,557	15,971
Exponent, Inc.	249,075	15,828,716
Forrester Research, Inc.	53,132	2,121,561
Franklin Covey Co. (a)	43,333	1,599,421
FTI Consulting, Inc. (a)	180,833	19,708,989
Gee Group, Inc. (a)(b)	3,724	1,788
GP Strategies Corp. (a)	73,891	938,416
Heidrick & Struggles International, Inc.	95,670	2,967,683
Hill International, Inc. (a)	111,120	351,139
Hirequest, Inc. (a)(b)	19,482	118,645
Hudson Global, Inc. (a)	7,326	89,084
Huron Consulting Group, Inc. (a)	109,766	7,359,810
ICF International, Inc.	89,617	8,041,333
InnerWorkings, Inc. (a)	215,796	1,016,399
Insperity, Inc.	185,470	14,424,002
Kelly Services, Inc. Class A (non-vtg.)	161,270	3,533,426
Kforce, Inc.	96,187	3,801,310
Korn Ferry	268,094	10,530,732
Lightbridge Corp. (a)(b)	2,658	10,473
Manpower, Inc.	286,807	26,569,800
Mastech Digital, Inc. (a)	8,886	78,730
MISTRAS Group, Inc. (a)	85,188	1,127,889
RCM Technologies, Inc. (a)	26,331	71,357
Red Violet, Inc. (a)(b)	23,864	407,120
Rekor Systems, Inc. (a)(b)	41,599	101,918
Resources Connection, Inc.	152,772	2,360,327
ShiftPixy, Inc. (a)	15,135	4,052
Spherix, Inc. (a)(b)	1,109	1,242
Staffing 360 Solutions, Inc. (b)	32,301	24,872
TransUnion Holding Co., Inc.	902,840	77,924,120
TriNet Group, Inc. (a)	212,381	11,627,860
TrueBlue, Inc. (a)	197,830	4,611,417
Upwork, Inc. (a)(b)	302,675	3,526,164
Volt Information Sciences, Inc. (a)	56,277	150,822
Willdan Group, Inc. (a)(b)	47,577	1,356,420
		361,185,475
Road & Rail - 1.2%
AMERCO	38,992	14,123,682
ArcBest Corp.	130,647	3,760,021
Avis Budget Group, Inc. (a)	279,551	8,316,642
Covenant Transport Group, Inc. Class A (a)	66,809	897,245
Daseke, Inc. (a)	271,093	799,724
Genesee & Wyoming, Inc. Class A (a)	267,965	29,864,699
Heartland Express, Inc.	235,593	5,044,046
Hertz Global Holdings, Inc. (a)	483,474	7,493,847
Knight-Swift Transportation Holdings, Inc. Class A	589,722	21,813,817
Landstar System, Inc.	189,809	21,146,621
Lyft, Inc. (b)	960,861	47,062,972
Marten Transport Ltd.	198,044	4,184,670
Old Dominion Freight Lines, Inc.	307,002	58,818,513
P.A.M. Transportation Services, Inc. (a)	11,803	616,117
Patriot Transportation Holding, Inc. (a)	5,715	99,441
Roadrunner Transportation Systems, Inc. (a)(b)	10,165	94,941
Ryder System, Inc.	252,705	13,264,485
Saia, Inc. (a)	123,795	11,748,146
Schneider National, Inc. Class B	165,207	3,758,459
U.S. Xpress Enterprises, Inc. (a)(b)	93,849	450,475
U.S.A. Truck, Inc. (a)	35,507	270,208
Uber Technologies, Inc.	983,210	29,103,016
Universal Logistics Holdings, Inc.	41,673	830,960
Werner Enterprises, Inc. (b)	215,832	7,933,984
YRC Worldwide, Inc. (a)(b)	164,196	573,044
		292,069,775
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)	726	4,296
Air Lease Corp. Class A	495,051	22,985,218
Aircastle Ltd.	249,243	7,973,284
Applied Industrial Technologies, Inc.	183,689	11,728,543
Beacon Roofing Supply, Inc. (a)	329,669	9,774,686
BlueLinx Corp. (a)(b)	48,659	499,728
BMC Stock Holdings, Inc. (a)	320,249	9,482,573
CAI International, Inc. (a)	83,540	2,013,314
DXP Enterprises, Inc. (a)	81,122	3,125,631
EVI Industries, Inc. (b)	23,108	706,412
Foundation Building Materials, Inc. (a)	88,964	1,818,424
GATX Corp.	172,518	13,944,630
General Finance Corp. (a)	73,463	794,135
GMS, Inc. (a)	197,191	6,105,033
H&E Equipment Services, Inc.	150,718	4,973,694
HD Supply Holdings, Inc. (a)	819,520	32,633,286
Herc Holdings, Inc. (a)	115,646	5,407,607
Houston Wire & Cable Co. (a)	67,850	266,651
Huttig Building Products, Inc. (a)(b)	72,927	131,998
India Globalization Capital, Inc. (a)(b)	172,304	132,674
Kaman Corp.	136,039	8,652,080
Lawson Products, Inc. (a)	39,966	2,060,647
MRC Global, Inc. (a)	392,320	5,233,549
MSC Industrial Direct Co., Inc. Class A	214,578	15,752,171
Nesco Holdings, Inc. Class A (a)(b)	32,234	96,702
Now, Inc. (a)	518,050	5,807,341
Rush Enterprises, Inc. Class A	158,768	7,274,750
SiteOne Landscape Supply, Inc. (a)(b)	199,809	17,735,047
Systemax, Inc.	72,976	1,690,124
Titan Machinery, Inc. (a)	93,368	1,257,667
Transcat, Inc. (a)	40,113	1,315,305
Triton International Ltd.	261,173	9,893,233
Univar, Inc. (a)	661,845	15,500,410
Veritiv Corp. (a)	61,994	1,136,970
Watsco, Inc.	156,417	27,837,533
WESCO International, Inc. (a)	197,174	10,375,296
Willis Lease Finance Corp. (a)	20,314	1,218,840
		267,339,482
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	368,800	15,471,160

TOTAL INDUSTRIALS		3,444,907,111

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	180,266	12,012,926
ADTRAN, Inc.	234,904	2,158,768
Applied Optoelectronics, Inc. (a)(b)	103,325	1,105,578
Aviat Networks, Inc. (a)	17,942	248,138
BK Technologies Corp.	68,107	208,067
CalAmp Corp. (a)	167,160	1,753,508
Calix Networks, Inc. (a)	240,815	1,866,316
Casa Systems, Inc. (a)	137,941	507,623
Ciena Corp. (a)	746,684	28,344,125
Clearfield, Inc. (a)	45,080	611,736
ClearOne, Inc. (a)	68,406	113,554
CommScope Holding Co., Inc. (a)	940,115	12,785,564
Communications Systems, Inc.	9,122	71,060
Comtech Telecommunications Corp.	119,418	4,512,806
Dasan Zhone Solutions, Inc. (a)	42,919	342,064
Digi International, Inc. (a)	143,313	2,556,704
EchoStar Holding Corp. Class A (a)	224,650	9,451,026
EMCORE Corp. (a)	116,856	369,265
Extreme Networks, Inc. (a)	575,728	4,047,368
Harmonic, Inc. (a)(b)	452,410	3,736,907
Infinera Corp. (a)(b)	758,768	4,840,940
Inseego Corp. (a)(b)	262,109	1,664,392
InterDigital, Inc.	148,813	8,452,578
KVH Industries, Inc. (a)	55,592	636,528
Lantronix, Inc. (a)(b)	36,109	120,604
Lumentum Holdings, Inc. (a)	370,515	27,292,135
NETGEAR, Inc. (a)	153,907	3,864,605
NetScout Systems, Inc. (a)	323,406	8,149,831
Network-1 Security Solutions, Inc.	44,887	98,751
Optical Cable Corp. (a)	11,253	35,222
PC-Tel, Inc.	76,430	658,827
Plantronics, Inc.	159,857	4,050,776
Resonant, Inc. (a)(b)	88,838	191,002
Sonus Networks, Inc. (a)	258,535	757,508
Technical Communications Corp. (a)(b)	2,782	5,314
Tessco Technologies, Inc.	29,976	336,331
Ubiquiti, Inc. (b)	58,772	11,589,838
ViaSat, Inc. (a)	278,098	20,440,203
Viavi Solutions, Inc. (a)	1,109,290	16,661,536
Westell Technologies, Inc. Class A (a)	36,810	38,282
xG Technology, Inc. (a)	338	91
		196,688,397
Electronic Equipment & Components - 2.5%
ADDvantage Technologies Group, Inc. (a)	11,707	26,926
Airgain, Inc. (a)	46,747	441,292
Akoustis Technologies, Inc. (a)(b)	124,372	948,958
Anixter International, Inc. (a)	143,641	12,330,143
Applied DNA Sciences, Inc. (a)(b)	4,362	18,233
Arlo Technologies, Inc. (a)	387,678	1,341,366
Arrow Electronics, Inc. (a)	399,851	31,844,134
Avnet, Inc.	493,150	20,046,548
AVX Corp.	228,260	4,645,091
Badger Meter, Inc.	142,560	8,838,720
Bel Fuse, Inc. Class B (non-vtg.)	57,152	947,009
Belden, Inc.	185,796	9,984,677
Benchmark Electronics, Inc.	184,304	6,352,959
Cemtrex, Inc. (a)	4,301	6,064
ClearSign Combustion Corp. (a)(b)	88,193	90,839
Coda Octopus Group, Inc. (a)(b)	22,486	161,899
Cognex Corp.	823,091	41,302,706
Coherent, Inc. (a)(b)	115,501	17,424,481
CTS Corp.	163,045	4,464,172
CUI Global, Inc. (a)(b)	85,811	85,657
Daktronics, Inc.	197,468	1,216,403
Data I/O Corp. (a)	25,384	103,567
Digital Ally, Inc. (a)(b)	43,337	50,921
Dolby Laboratories, Inc. Class A	310,934	21,417,134
eMagin Corp. (a)	59,414	19,910
ePlus, Inc. (a)	66,423	5,550,970
Fabrinet (a)	176,533	10,678,481
FARO Technologies, Inc. (a)	87,303	4,253,402
Fitbit, Inc. (a)(b)	1,100,377	7,658,624
Frequency Electronics, Inc. (a)	18,714	187,327
Identiv, Inc. (a)	50,133	274,228
IEC Electronics Corp. (a)	42,451	362,532
II-VI, Inc. (a)	413,574	12,072,225
Image Sensing Systems, Inc. (a)	9,582	44,173
Insight Enterprises, Inc. (a)	172,649	11,324,048
Intellicheck, Inc. (a)(b)	65,588	446,582
Iteris, Inc. (a)	186,262	962,975
Itron, Inc. (a)	170,673	13,667,494
Jabil, Inc.	670,470	26,041,055
KEMET Corp.	275,128	7,351,420
KEY Tronic Corp. (a)	23,421	129,987
Kimball Electronics, Inc. (a)	128,173	2,248,154
Knowles Corp. (a)	413,875	9,063,863
LGL Group, Inc. (a)	6,067	83,725
LightPath Technologies, Inc. Class A (a)	75,176	43,602
Littelfuse, Inc.	118,561	21,508,151
LRAD Corp. (a)	86,279	311,467
Luna Innovations, Inc. (a)	134,554	993,009
Methode Electronics, Inc. Class A	175,906	6,545,462
MicroVision, Inc. (a)(b)	416,568	329,255
MTS Systems Corp.	86,712	3,938,459
Napco Security Technolgies, Inc. (a)(b)	59,429	1,857,156
National Instruments Corp.	571,957	24,090,829
Neonode, Inc. (a)(b)	11,971	15,562
nLIGHT, Inc. (a)	162,009	3,228,839
Novanta, Inc. (a)	170,936	15,927,816
OSI Systems, Inc. (a)	80,910	8,049,736
Par Technology Corp. (a)(b)	50,820	1,529,174
PC Connection, Inc.	55,790	2,751,563
Perceptron, Inc. (a)	32,730	148,267
Plexus Corp. (a)	142,308	10,801,177
Powerfleet, Inc. (a)(b)	44,410	267,792
Research Frontiers, Inc. (a)(b)	113,120	359,722
RF Industries Ltd.	34,355	211,627
Richardson Electronics Ltd.	36,172	200,393
Rogers Corp. (a)	88,878	11,555,918
Sanmina Corp. (a)	337,199	10,726,300
ScanSource, Inc. (a)	126,716	4,488,281
Sigmatron International, Inc. (a)	11,250	49,613
Superconductor Technologies, Inc. (a)	2,752	370
SYNNEX Corp.	197,076	24,202,904
Tech Data Corp. (a)	170,692	24,731,564
Trimble, Inc. (a)	1,211,325	49,095,002
TTM Technologies, Inc. (a)(b)	471,036	6,316,593
Vishay Intertechnology, Inc.	638,392	12,697,617
Vishay Precision Group, Inc. (a)	61,860	2,128,603
Wayside Technology Group, Inc.	13,193	190,375
Wireless Telecom Group, Inc. (a)	34,803	47,750
Wrap Technologies, Inc. (a)(b)	32,286	147,547
Zebra Technologies Corp. Class A (a)	260,876	65,464,223
		611,462,792
IT Services - 3.6%
3PEA International, Inc. (a)(b)	130,624	1,340,202
ALJ Regional Holdings, Inc. (a)	9,675	12,384
AMERI Holdings, Inc. (a)	10,787	22,868
Black Knight, Inc. (a)	716,718	45,160,401
Booz Allen Hamilton Holding Corp. Class A	670,826	48,809,300
Brightcove, Inc. (a)	172,903	1,545,753
CACI International, Inc. Class A (a)	119,811	28,673,169
Carbonite, Inc. (a)	168,742	3,881,066
Cardtronics PLC (a)(b)	176,250	7,441,275
Cass Information Systems, Inc.	59,732	3,373,066
Computer Task Group, Inc. (a)	43,271	263,953
Conduent, Inc. (a)	767,729	5,197,525
CoreLogic, Inc. (a)	387,744	16,064,234
CSG Systems International, Inc.	157,608	9,013,602
CSP, Inc.	3,689	47,514
Endurance International Group Holdings, Inc. (a)	400,898	1,623,637
EPAM Systems, Inc. (a)	264,037	55,936,238
Euronet Worldwide, Inc. (a)	262,613	41,280,137
EVERTEC, Inc.	293,922	9,528,951
EVO Payments, Inc. Class A (a)	175,494	4,926,117
Exela Technologies, Inc. (a)(b)	248,418	80,463
ExlService Holdings, Inc. (a)	167,044	11,661,342
Fastly, Inc. Class A	63,453	1,295,076
Genpact Ltd.	741,147	30,164,683
GoDaddy, Inc. (a)	852,550	56,592,269
GreenSky, Inc. Class A (a)(b)	222,038	1,651,963
GTT Communications, Inc. (a)(b)	142,846	1,267,044
Hackett Group, Inc.	132,731	2,034,766
i3 Verticals, Inc. Class A (a)	71,483	1,952,916
Information Services Group, Inc. (a)	106,909	262,996
Innodata, Inc. (a)	57,046	68,455
Internap Network Services Corp. (a)(b)	84,025	100,830
International Money Express, Inc. (a)	121,510	1,651,321
KBR, Inc.	681,344	20,283,611
Limelight Networks, Inc. (a)	561,479	2,397,515
Liveramp Holdings, Inc. (a)	327,155	16,387,194
ManTech International Corp. Class A	128,648	9,980,512
Marathon Patent Group, Inc. (a)(b)	13,462	17,231
Maximus, Inc.	306,206	22,858,278
ModusLink Global Solutions, Inc. (a)	124,462	177,981
MoneyGram International, Inc. (a)(b)	162,379	498,504
MongoDB, Inc. Class A (a)	168,197	25,010,894
NIC, Inc.	323,983	7,351,174
Okta, Inc. (a)	513,945	66,699,782
Perficient, Inc. (a)	158,007	6,680,536
Perspecta, Inc.	667,953	18,422,144
PFSweb, Inc. (a)	68,404	250,359
Presidio, Inc.	228,688	3,775,639
PRG-Schultz International, Inc. (a)	113,057	508,757
Repay Holdings Corp. (a)	142,879	1,976,017
Sabre Corp.	1,317,358	29,548,340
Science Applications International Corp.	236,333	20,171,022
ServiceSource International, Inc. (a)	310,800	475,524
Square, Inc. (a)	1,645,579	113,742,420
StarTek, Inc. (a)	53,760	426,854
Switch, Inc. Class A	253,158	3,989,770
Sykes Enterprises, Inc. (a)	184,236	6,474,053
Ttec Holdings, Inc.	70,995	3,260,800
Twilio, Inc. Class A (a)(b)	584,736	60,391,534
Unisys Corp. (a)	245,058	2,788,760
Verra Mobility Corp. (a)(b)	627,019	9,386,474
Virtusa Corp. (a)	146,118	6,530,013
WEX, Inc. (a)	207,022	41,638,335
WidePoint Corp. (a)	264,173	97,744
		895,123,287
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (a)	42,781	590,806
Adesto Technologies Corp. (a)(b)	132,581	954,583
Advanced Energy Industries, Inc. (a)	184,887	11,871,594
AEHR Test Systems (a)(b)	77,697	146,847
Alpha & Omega Semiconductor Ltd. (a)	93,791	1,115,175
Ambarella, Inc. (a)	147,862	8,093,966
Amkor Technology, Inc. (a)	512,864	6,200,526
Amtech Systems, Inc. (a)	53,049	317,233
Atomera, Inc. (a)(b)	60,574	184,751
Axcelis Technologies, Inc. (a)	162,060	3,474,566
AXT, Inc. (a)	163,305	516,044
Brooks Automation, Inc.	348,387	15,597,286
Cabot Microelectronics Corp.	140,064	18,685,938
Ceva, Inc. (a)	108,080	2,801,434
Cirrus Logic, Inc. (a)	281,145	20,158,097
Cohu, Inc.	199,201	3,533,826
Cree, Inc. (a)	515,976	22,811,299
CVD Equipment Corp. (a)	12,659	41,775
CyberOptics Corp. (a)(b)	31,816	565,052
Cypress Semiconductor Corp.	1,756,276	41,184,672
Diodes, Inc. (a)	199,624	9,210,651
DSP Group, Inc. (a)	116,050	1,644,429
Enphase Energy, Inc. (a)(b)	378,338	8,274,252
Entegris, Inc.	652,337	30,868,587
Everspin Technologies, Inc. (a)	46,642	243,938
First Solar, Inc. (a)	365,642	20,198,064
FormFactor, Inc. (a)	369,677	8,554,326
GSI Technology, Inc. (a)	71,555	523,783
Ichor Holdings Ltd. (a)	109,446	3,453,021
Impinj, Inc. (a)(b)	71,456	2,255,151
Inphi Corp. (a)	219,553	15,287,475
Intest Corp. (a)	33,374	192,902
Kopin Corp. (a)(b)	302,580	152,410
Kulicke & Soffa Industries, Inc.	308,938	7,751,254
Lattice Semiconductor Corp. (a)	639,548	12,081,062
MACOM Technology Solutions Holdings, Inc. (a)(b)	225,315	5,558,521
Marvell Technology Group Ltd. (b)	3,181,519	83,896,656
MaxLinear, Inc. Class A (a)(b)	315,065	6,260,342
MKS Instruments, Inc.	261,861	27,830,587
Monolithic Power Systems, Inc.	193,689	31,121,949
MoSys, Inc. (a)(b)	813	1,431
NeoPhotonics Corp. (a)	205,854	1,688,003
NVE Corp.	23,223	1,476,751
ON Semiconductor Corp. (a)	1,973,696	42,375,253
Onto Innovation, Inc. (a)	236,978	7,952,982
PDF Solutions, Inc. (a)	138,524	2,194,220
Photronics, Inc. (a)	332,942	3,915,398
Pixelworks, Inc. (a)	137,421	463,109
Power Integrations, Inc.	142,387	13,026,987
QuickLogic Corp. (a)(b)	362,578	96,083
Rambus, Inc. (a)	534,021	6,968,974
Rubicon Technology, Inc. (a)(b)	8,459	68,856
Semtech Corp. (a)(b)	320,269	15,520,236
Silicon Laboratories, Inc. (a)	209,003	22,139,688
SMART Global Holdings, Inc. (a)	66,413	2,045,520
SolarEdge Technologies, Inc. (a)(b)	231,776	18,915,239
SunPower Corp. (a)(b)	412,644	3,090,704
Synaptics, Inc. (a)(b)	158,498	9,059,746
Teradyne, Inc.	816,929	51,131,586
Ultra Clean Holdings, Inc. (a)	192,548	4,282,268
Universal Display Corp.	204,116	39,643,410
Veeco Instruments, Inc. (a)	249,549	3,416,326
Xperi Corp.	240,320	4,755,933
		688,433,533
Software - 8.1%
2U, Inc. (a)(b)	308,053	7,682,842
8x8, Inc. (a)(b)	472,925	9,704,421
A10 Networks, Inc. (a)	286,209	1,909,014
ACI Worldwide, Inc. (a)	563,656	21,137,100
Agilysys, Inc. (a)	100,076	2,534,925
Alarm.com Holdings, Inc. (a)	174,588	7,615,529
Altair Engineering, Inc. Class A (a)(b)	179,434	5,951,826
Alteryx, Inc. Class A (a)(b)	223,702	25,396,888
American Software, Inc. Class A	136,738	2,161,828
Anaplan, Inc. (a)	405,870	21,884,510
AppFolio, Inc. (a)(b)	68,985	7,789,786
Appian Corp. Class A (a)(b)	164,967	7,106,778
Aspen Technology, Inc. (a)	330,487	41,443,070
Asure Software, Inc. (a)(b)	55,885	458,257
AudioEye, Inc. (a)(b)	21,578	110,048
Avalara, Inc. (a)	317,674	24,788,102
Avaya Holdings Corp. (a)	532,101	6,794,930
Aware, Inc. (a)	24,042	80,781
Benefitfocus, Inc. (a)(b)	141,147	3,384,705
Blackbaud, Inc.	238,677	19,781,550
BlackLine, Inc. (a)	204,205	10,990,313
Bottomline Technologies, Inc. (a)	183,876	9,100,023
Box, Inc. Class A (a)	705,051	12,860,130
Bridgeline Digital, Inc. (a)	19	29
BroadVision, Inc. (a)	7,279	20,308
BSQUARE Corp. (a)	35,232	44,040
CDK Global, Inc.	584,830	31,317,647
Cerence, Inc. (a)	170,348	2,650,615
Ceridian HCM Holding, Inc. (a)(b)	477,368	28,813,932
ChannelAdvisor Corp. (a)	125,310	1,189,192
Cision Ltd. (a)	432,091	4,294,985
Cloudera, Inc. (a)	1,171,348	11,572,918
CommVault Systems, Inc. (a)	200,167	10,132,454
Cornerstone OnDemand, Inc. (a)	255,137	15,734,299
Coupa Software, Inc. (a)(b)	297,638	45,684,457
Crowdstrike Holdings, Inc. (b)	98,691	5,724,078
Digimarc Corp. (a)(b)	61,002	1,975,245
Digital Turbine, Inc. (a)	301,302	2,675,562
DocuSign, Inc. (a)	594,906	42,363,256
Domo, Inc. Class B (a)(b)	93,033	1,749,020
Dropbox, Inc. Class A (a)	1,030,081	19,046,198
Dynatrace, Inc. (b)	178,212	4,735,093
Ebix, Inc.	109,490	3,808,062
eGain Communications Corp. (a)	87,988	671,348
Elastic NV (a)	150,231	11,929,844
Envestnet, Inc. (a)	251,330	17,897,209
Everbridge, Inc. (a)(b)	162,702	14,308,014
Evolving Systems, Inc. (a)(b)	27,005	24,858
Fair Isaac Corp. (a)	139,194	51,188,594
Finjan Holdings, Inc. (a)	96,080	195,042
FireEye, Inc. (a)	1,037,536	17,389,103
Five9, Inc. (a)	294,555	20,079,814
Forescout Technologies, Inc. (a)	175,022	6,271,038
Globalscape, Inc.	66,706	847,166
GSE Systems, Inc. (a)	32,533	37,413
GTY Govtech, Inc. (a)(b)	165,217	814,520
Guidewire Software, Inc. (a)	391,297	47,671,714
HubSpot, Inc. (a)	192,353	29,045,303
Instructure, Inc. (a)(b)	163,493	8,704,367
Intelligent Systems Corp. (a)(b)	27,255	1,186,683
Inuvo, Inc. (a)	95,405	26,360
Issuer Direct Corp. (a)(b)	35,231	449,195
j2 Global, Inc.	223,470	21,681,059
LivePerson, Inc. (a)(b)	294,099	11,672,789
LogMeIn, Inc.	237,367	18,509,879
Majesco (a)(b)	60,164	539,069
Manhattan Associates, Inc. (a)	308,857	25,792,648
Marin Software, Inc. (a)	22,030	32,164
Medallia, Inc. (b)	76,489	2,322,206
MicroStrategy, Inc. Class A (a)	40,034	6,018,311
Mitek Systems, Inc. (a)	190,863	1,360,853
MobileIron, Inc. (a)	437,733	2,114,250
Model N, Inc. (a)	129,219	3,930,842
Net Element International, Inc. (a)(b)	15,603	61,008
NetSol Technologies, Inc. (a)	40,740	157,256
New Relic, Inc. (a)	240,111	16,332,350
Nuance Communications, Inc. (a)	1,379,846	24,740,639
Nutanix, Inc. Class A (a)	690,874	25,804,144
NXT-ID, Inc. (a)	86,540	45,866
Onespan, Inc. (a)	162,723	3,034,784
Pagerduty, Inc. (b)	44,643	1,162,950
Palo Alto Networks, Inc. (a)	461,587	104,881,798
Parametric Technology Corp. (a)	496,959	38,067,059
Park City Group, Inc. (a)(b)	64,528	303,282
Paycom Software, Inc. (a)	236,628	65,500,997
Paylocity Holding Corp. (a)	171,078	20,926,261
Pegasystems, Inc.	183,702	14,258,949
Pivotal Software, Inc. (a)	413,656	6,213,113
Pluralsight, Inc. (a)(b)	389,052	6,609,993
Progress Software Corp.	215,082	9,035,595
Proofpoint, Inc. (a)	270,831	32,144,931
PROS Holdings, Inc. (a)	175,532	10,933,888
Q2 Holdings, Inc. (a)	209,964	17,727,261
QAD, Inc.:
Class A	39,700	2,029,067
Class B	23,915	888,442
Qualys, Inc. (a)	162,398	14,211,449
Qumu Corp. (a)(b)	82,505	210,388
Rapid7, Inc. (a)	210,830	11,821,238
RealNetworks, Inc. (a)	88,984	125,467
RealPage, Inc. (a)(b)	378,459	20,826,599
Rimini Street, Inc. (a)	9,621	38,195
RingCentral, Inc. (a)	345,847	59,648,232
Riot Blockchain, Inc. (a)(b)	118,996	165,404
SailPoint Technologies Holding, Inc. (a)	408,734	10,230,612
SeaChange International, Inc. (a)	123,967	433,885
SecureWorks Corp. (a)(b)	51,274	581,447
SharpSpring, Inc. (a)(b)	46,113	580,102
ShotSpotter, Inc. (a)(b)	41,090	1,007,527
SilverSun Technologies, Inc. (A Shares) (b)	17,056	59,696
SITO Mobile Ltd. (a)(b)	82,134	33,379
Slack Technologies, Inc. Class A (a)(b)	195,424	4,459,576
Smartsheet, Inc. (a)	422,863	20,056,392
Smith Micro Software, Inc. (a)(b)	110,815	523,047
SolarWinds, Inc. (a)(b)	311,594	6,026,228
Splunk, Inc. (a)	722,629	107,830,699
SPS Commerce, Inc. (a)	170,434	9,600,547
SS&C Technologies Holdings, Inc.	1,058,689	63,574,274
Support.com, Inc. (a)	54,868	107,816
SurveyMonkey (a)	430,457	7,347,901
Synacor, Inc. (a)	119,442	211,412
Synchronoss Technologies, Inc. (a)(b)	204,119	926,700
Telaria, Inc. (a)	181,189	1,511,116
TeleNav, Inc. (a)	193,880	1,108,994
Tenable Holdings, Inc. (a)	200,583	5,445,828
Teradata Corp. (a)	546,812	14,523,327
The Trade Desk, Inc. (a)(b)	188,002	49,508,447
TiVo Corp.	607,338	4,743,310
Tyler Technologies, Inc. (a)	185,471	53,818,120
Upland Software, Inc. (a)(b)	101,587	3,932,433
Varonis Systems, Inc. (a)	145,385	11,356,022
Verb Technology Co., Inc. (a)(b)	3,000	2,700
Verint Systems, Inc. (a)	315,232	15,323,428
Veritone, Inc. (a)(b)	80,466	243,007
VirnetX Holding Corp. (a)(b)	313,700	1,107,361
VMware, Inc. Class A	377,212	58,701,731
Workday, Inc. Class A (a)	779,139	139,559,378
Workiva, Inc. (a)	178,846	7,756,551
Yext, Inc. (a)(b)	454,579	7,846,034
Zendesk, Inc. (a)	534,516	42,226,764
Zix Corp. (a)	274,741	2,071,547
Zoom Video Communications, Inc. Class A (b)	122,231	9,106,210
Zscaler, Inc. (a)(b)	310,148	16,168,015
Zuora, Inc. (a)(b)	321,828	5,129,938
		1,999,598,507
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	570,545	4,843,927
Astro-Med, Inc.	35,940	555,273
Avid Technology, Inc. (a)	167,836	1,320,869
Boxlight Corp. (a)(b)	37,515	55,897
CPI Card Group (a)(b)	14,163	16,854
Dell Technologies, Inc. (a)	746,980	36,221,060
Diebold Nixdorf, Inc. (a)(b)	374,987	2,726,155
Eastman Kodak Co. (a)(b)	178,692	486,042
Immersion Corp. (a)	157,229	1,061,296
Intevac, Inc. (a)	87,082	519,880
NCR Corp. (a)	610,692	20,049,018
One Stop Systems, Inc. (a)	47,116	90,934
Pure Storage, Inc. Class A (a)	1,071,443	17,218,089
Qualstar Corp. (a)	11,767	65,895
Sonim Technologies, Inc. (b)	20,304	56,445
Transact Technologies, Inc.	27,805	312,250
		85,599,884

TOTAL INFORMATION TECHNOLOGY		4,476,906,400

MATERIALS - 4.0%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	134,313	58,158
Advanced Emissions Solutions, Inc. (b)	96,954	986,022
AdvanSix, Inc. (a)	142,067	2,874,015
AgroFresh Solutions, Inc. (a)(b)	114,965	272,467
American Vanguard Corp.	129,218	2,080,410
Amyris, Inc. (a)(b)	181,990	731,600
Ashland Global Holdings, Inc.	289,187	20,734,708
Axalta Coating Systems Ltd. (a)	994,525	28,314,127
Balchem Corp.	156,890	15,630,951
Cabot Corp.	277,816	13,054,574
Chase Corp.	35,843	4,216,929
Core Molding Technologies, Inc. (a)	29,730	109,704
Element Solutions, Inc. (a)	1,088,735	12,727,312
Ferro Corp. (a)	404,171	5,828,146
Flotek Industries, Inc. (a)(b)	264,681	468,485
FutureFuel Corp.	128,970	1,447,043
GCP Applied Technologies, Inc. (a)	264,043	5,906,642
H.B. Fuller Co.	247,791	12,359,815
Hawkins, Inc.	45,489	1,879,605
Huntsman Corp.	982,666	22,227,905
Ingevity Corp. (a)	200,708	18,125,939
Innophos Holdings, Inc.	99,072	3,160,397
Innospec, Inc.	117,821	11,593,586
Intrepid Potash, Inc. (a)	489,269	1,115,533
Koppers Holdings, Inc. (a)	99,535	3,687,772
Kraton Performance Polymers, Inc. (a)	149,183	3,361,093
Kronos Worldwide, Inc.	117,333	1,615,675
Livent Corp. (a)	709,806	5,536,487
Loop Industries, Inc. (a)(b)	75,417	769,253
LSB Industries, Inc. (a)	104,556	414,042
Marrone Bio Innovations, Inc. (a)	160,000	172,800
Minerals Technologies, Inc.	173,116	9,348,264
NewMarket Corp.	35,732	17,650,536
Northern Technologies International Corp.	14,032	171,892
Olin Corp.	781,186	13,686,379
OMNOVA Solutions, Inc. (a)	225,229	2,279,317
PolyOne Corp.	370,590	11,684,703
PQ Group Holdings, Inc. (a)	186,408	2,956,431
Quaker Chemical Corp.	62,251	9,289,717
Rayonier Advanced Materials, Inc.	246,939	968,001
RPM International, Inc.	623,424	45,965,052
Sensient Technologies Corp.	203,385	12,872,237
Stepan Co.	96,930	9,392,517
Taronis Technologies, Inc. (a)(b)	76,059	147,554
The Chemours Co. LLC	782,238	12,351,538
The Scotts Miracle-Gro Co. Class A	189,869	19,191,959
Trecora Resources (a)	90,844	699,499
Tredegar Corp.	122,777	2,643,389
Trinseo SA	192,661	7,319,191
Tronox Holdings PLC	451,982	5,233,952
Valhi, Inc.	140,481	272,533
Valvoline, Inc.	907,395	20,552,497
Venator Materials PLC (a)	253,191	934,275
W.R. Grace & Co.	269,592	18,016,833
Westlake Chemical Corp.	167,054	11,473,269
		436,562,730
Construction Materials - 0.2%
Eagle Materials, Inc.	202,433	18,629,909
Forterra, Inc. (a)	86,988	966,437
Summit Materials, Inc. (a)	542,584	12,951,480
Tecnoglass, Inc.	87,666	702,205
U.S. Concrete, Inc. (a)	79,728	3,263,267
United States Lime & Minerals, Inc.	10,066	1,035,489
		37,548,787
Containers & Packaging - 0.8%
Aptargroup, Inc.	308,531	34,592,496
Berry Global Group, Inc. (a)	636,917	29,737,655
Crown Holdings, Inc. (a)	651,127	49,420,539
Graphic Packaging Holding Co.	1,413,070	22,990,649
Greif, Inc.:
Class A	103,463	4,464,428
Class B	47,597	2,578,329
Myers Industries, Inc.	173,107	2,864,921
Owens-Illinois, Inc.	739,938	7,310,587
Silgan Holdings, Inc.	373,426	11,505,255
Sonoco Products Co.	480,331	29,074,435
UFP Technologies, Inc. (a)	36,463	1,690,060
		196,229,354
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	1,511,828	4,172,645
Alcoa Corp. (a)	894,836	18,209,913
Allegheny Technologies, Inc. (a)(b)	608,130	14,023,478
Ampco-Pittsburgh Corp. (a)	38,813	132,655
Carpenter Technology Corp.	229,147	12,046,258
Century Aluminum Co. (a)	242,752	1,711,402
Cleveland-Cliffs, Inc. (b)	1,285,853	10,273,965
Coeur d'Alene Mines Corp. (a)	1,155,900	7,582,704
Commercial Metals Co.	562,390	12,012,650
Compass Minerals International, Inc.	163,577	9,040,901
Comstock Mining, Inc. (a)(b)	8,793	2,462
Friedman Industries	25,968	158,919
General Moly, Inc. (a)	199,078	51,760
Gold Resource Corp.	343,295	1,531,096
Golden Minerals Co. (a)(b)	162,066	33,645
Haynes International, Inc.	62,561	2,297,240
Hecla Mining Co.	2,392,289	5,908,954
Kaiser Aluminum Corp.	75,932	8,320,629
Materion Corp.	101,318	5,963,577
Mayville Engineering Co., Inc.	31,068	290,486
McEwen Mining, Inc. (b)	1,404,726	1,587,340
Olympic Steel, Inc.	44,454	745,049
Paramount Gold Nevada Corp. (a)(b)	22,322	17,634
Ramaco Resources, Inc. (a)	23,222	79,419
Reliance Steel & Aluminum Co.	319,947	37,747,347
Royal Gold, Inc.	318,106	37,304,291
Ryerson Holding Corp. (a)	81,593	869,781
Schnitzer Steel Industries, Inc. Class A	134,504	2,898,561
Solitario Exploration & Royalty Corp. (a)	56,754	15,324
Steel Dynamics, Inc.	1,055,796	35,611,999
SunCoke Energy, Inc.	446,932	2,288,292
Synalloy Corp.	36,188	468,273
TimkenSteel Corp. (a)(b)	200,180	1,165,048
U.S. Antimony Corp. (a)	139,038	57,284
U.S. Gold Corp. (a)	6,781	5,425
United States Steel Corp. (b)	811,521	10,647,156
Universal Stainless & Alloy Products, Inc. (a)	43,484	602,253
Warrior Metropolitan Coal, Inc.	245,066	5,031,205
Worthington Industries, Inc.	175,770	6,731,991
		257,639,011
Paper & Forest Products - 0.2%
Boise Cascade Co.	183,523	6,959,192
Clearwater Paper Corp. (a)	86,294	1,888,976
Domtar Corp.	271,735	10,141,150
Louisiana-Pacific Corp.	587,831	17,435,067
Mercer International, Inc. (SBI)	200,693	2,514,683
Neenah, Inc.	83,987	6,112,574
P.H. Glatfelter Co.	218,953	3,908,311
Resolute Forest Products	452,146	1,813,105
Schweitzer-Mauduit International, Inc.	150,491	6,600,535
Verso Corp. (a)	175,688	3,243,200
		60,616,793

TOTAL MATERIALS		988,596,675

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Acadia Realty Trust (SBI)	407,534	10,954,514
Agree Realty Corp. (b)	205,887	15,396,230
Alexander & Baldwin, Inc.	331,749	7,192,318
Alexanders, Inc.	10,370	3,384,353
American Assets Trust, Inc.	232,744	11,062,322
American Campus Communities, Inc.	664,264	31,911,243
American Finance Trust, Inc.	528,595	7,817,920
American Homes 4 Rent Class A	1,225,175	32,724,424
Americold Realty Trust (b)	924,022	34,761,708
Apple Hospitality (REIT), Inc.	989,862	16,095,156
Armada Hoffler Properties, Inc.	267,937	4,838,942
Ashford Hospitality Trust, Inc.	453,502	1,247,131
Bluerock Residential Growth (REIT), Inc.	113,385	1,390,100
Braemar Hotels & Resorts, Inc.	164,484	1,613,588
Brandywine Realty Trust (SBI)	851,561	13,139,586
Brixmor Property Group, Inc.	1,417,637	31,102,956
BRT Realty Trust	35,820	657,655
Camden Property Trust (SBI)	462,414	51,582,282
CareTrust (REIT), Inc.	456,306	9,527,669
CatchMark Timber Trust, Inc.	241,517	2,866,807
CBL & Associates Properties, Inc. (b)	849,300	1,222,992
Cedar Realty Trust, Inc.	422,277	1,127,480
Chatham Lodging Trust	227,926	4,171,046
CIM Commercial Trust Corp.	11,746	170,317
City Office REIT, Inc.	257,405	3,456,949
Clipper Realty, Inc.	58,110	520,085
Colony Capital, Inc.	2,333,428	11,387,129
Columbia Property Trust, Inc.	580,269	12,046,384
Community Healthcare Trust, Inc.	90,983	4,330,791
Condor Hospitality Trust, Inc.	9,303	102,798
CorEnergy Infrastructure Trust, Inc.	59,896	2,649,799
CorePoint Lodging, Inc.	196,341	1,985,008
CoreSite Realty Corp.	178,550	20,245,785
Corporate Office Properties Trust (SBI)	544,330	15,883,549
Corrections Corp. of America	580,617	8,796,348
Cousins Properties, Inc.	708,776	28,698,340
CubeSmart	928,863	28,646,135
CyrusOne, Inc.	546,619	34,054,364
DiamondRock Hospitality Co.	965,604	9,945,721
Douglas Emmett, Inc.	794,244	35,002,333
Easterly Government Properties, Inc.	341,508	7,943,476
EastGroup Properties, Inc.	180,631	24,600,136
Empire State Realty Trust, Inc.	717,101	10,010,730
EPR Properties	372,709	26,432,522
Equity Commonwealth	587,372	19,295,170
Equity Lifestyle Properties, Inc.	877,267	64,987,939
Essential Properties Realty Trust, Inc.	399,001	10,409,936
Farmland Partners, Inc.	153,535	1,024,078
First Industrial Realty Trust, Inc.	608,182	25,896,390
Four Corners Property Trust, Inc.	340,586	9,645,396
Franklin Street Properties Corp.	530,622	4,621,718
Front Yard Residential Corp. Class B	237,862	2,759,199
Gaming & Leisure Properties	981,442	41,416,852
Getty Realty Corp.	176,960	5,938,778
Gladstone Commercial Corp.	150,044	3,418,002
Gladstone Land Corp.	85,780	1,087,690
Global Medical REIT, Inc.	155,250	2,161,080
Global Net Lease, Inc.	431,276	8,793,718
Global Self Storage, Inc.	69,168	294,656
Global Self Storage, Inc. rights 12/13/19 (a)	69,168	1,991
Government Properties Income Trust	235,007	7,839,834
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	317,563	9,320,474
Healthcare Realty Trust, Inc.	622,630	20,665,090
Healthcare Trust of America, Inc.	993,381	30,149,113
Hersha Hospitality Trust	176,585	2,503,975
Highwoods Properties, Inc. (SBI)	498,182	24,186,736
Hospitality Properties Trust (SBI)	783,063	18,237,537
Hudson Pacific Properties, Inc.	744,430	26,650,594
Independence Realty Trust, Inc.	439,784	6,570,373
Industrial Logistics Properties Trust	321,553	6,958,407
Investors Real Estate Trust	60,813	4,702,061
Invitation Homes, Inc.	2,582,394	78,840,489
iStar Financial, Inc.	287,227	3,731,079
JBG SMITH Properties	571,013	22,771,998
Jernigan Capital, Inc.	100,994	1,765,375
Kilroy Realty Corp.	443,508	36,917,606
Kite Realty Group Trust	409,334	7,920,613
Lamar Advertising Co. Class A	413,445	34,493,716
Lexington Corporate Properties Trust	1,183,981	13,118,509
Liberty Property Trust (SBI)	753,813	46,449,957
Life Storage, Inc.	225,321	24,677,156
LTC Properties, Inc.	194,919	9,124,158
Mack-Cali Realty Corp.	444,236	9,502,208
Medical Properties Trust, Inc.	2,387,208	49,558,438
Monmouth Real Estate Investment Corp. Class A	476,392	7,303,089
National Health Investors, Inc.	212,439	17,205,435
National Retail Properties, Inc.	828,355	46,172,508
National Storage Affiliates Trust	293,369	9,827,862
New Senior Investment Group, Inc.	420,401	3,300,148
NexPoint Residential Trust, Inc.	108,812	5,206,654
Omega Healthcare Investors, Inc.	1,041,090	43,757,013
One Liberty Properties, Inc.	71,120	1,942,287
Outfront Media, Inc.	690,193	17,241,021
Paramount Group, Inc.	965,721	13,124,148
Park Hotels & Resorts, Inc.	1,136,601	26,880,614
Pebblebrook Hotel Trust	621,749	16,289,824
Pennsylvania Real Estate Investment Trust (SBI) (b)	307,135	1,769,098
Physicians Realty Trust	895,279	17,180,404
Piedmont Office Realty Trust, Inc. Class A	610,983	13,514,944
Plymouth Industrial REIT, Inc.	64,630	1,198,240
Postal Realty Trust, Inc.	26,432	419,212
Potlatch Corp. (b)	323,670	14,056,988
Power (REIT) (a)	1,204	11,462
Preferred Apartment Communities, Inc. Class A	216,949	2,987,388
PS Business Parks, Inc.	98,299	17,358,620
QTS Realty Trust, Inc. Class A (b)	280,168	14,868,516
Ramco-Gershenson Properties Trust (SBI)	392,047	5,794,455
Rayonier, Inc.	628,993	19,266,056
Retail Opportunity Investments Corp.	550,609	10,043,108
Retail Properties America, Inc.	1,017,268	14,475,724
Retail Value, Inc.	82,025	2,912,708
Rexford Industrial Realty, Inc.	533,305	25,523,977
RLJ Lodging Trust	817,656	13,973,741
Ryman Hospitality Properties, Inc.	248,611	22,183,560
Sabra Health Care REIT, Inc.	913,388	20,350,285
Safety Income and Growth, Inc.	54,078	2,209,086
Saul Centers, Inc.	59,199	3,145,835
Senior Housing Properties Trust (SBI)	1,166,527	8,538,978
Seritage Growth Properties (b)	165,535	6,998,820
SITE Centers Corp.	708,974	10,273,033
Sotherly Hotels, Inc.	41,362	268,439
Spirit Realty Capital, Inc.	475,521	24,917,300
Stag Industrial, Inc.	605,694	18,770,457
Store Capital Corp.	1,014,921	41,317,434
Summit Hotel Properties, Inc.	510,142	6,182,921
Sun Communities, Inc.	435,538	71,737,464
Sunstone Hotel Investors, Inc.	1,074,680	15,045,520
Tanger Factory Outlet Centers, Inc. (b)	445,520	6,780,814
Taubman Centers, Inc.	291,201	9,458,208
Terreno Realty Corp.	320,153	18,479,231
The GEO Group, Inc.	582,333	8,071,135
UMH Properties, Inc.	179,957	2,809,129
Uniti Group, Inc.	931,032	6,256,535
Universal Health Realty Income Trust (SBI)	62,040	7,395,168
Urban Edge Properties	551,241	11,427,226
Urstadt Biddle Properties, Inc. Class A	158,397	3,860,135
VEREIT, Inc.	5,071,022	49,493,175
VICI Properties, Inc. (b)	2,207,133	54,582,399
Washington Prime Group, Inc. (b)	898,894	3,739,399
Washington REIT (SBI)	385,422	11,975,062
Weingarten Realty Investors (SBI)	581,355	18,510,343
Wheeler REIT, Inc. (a)(b)	33,737	64,438
Whitestone REIT Class B	198,061	2,780,776
WP Carey, Inc.	821,501	68,529,613
Xenia Hotels & Resorts, Inc.	552,225	11,629,859
		2,212,492,231
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	2,426	32,994
Altisource Portfolio Solutions SA (a)(b)	52,112	939,058
American Realty Investments, Inc. (a)	2,084	27,571
Consolidated-Tomoka Land Co.	28,508	1,787,167
eXp World Holdings, Inc. (a)(b)	97,481	1,067,417
Forestar Group, Inc. (a)	74,689	1,523,656
FRP Holdings, Inc. (a)(b)	35,320	1,762,468
Griffin Industrial Realty, Inc.	8,215	317,510
Howard Hughes Corp. (a)	208,017	22,967,157
InterGroup Corp. (a)	1,129	40,204
J.W. Mays, Inc. (a)	15	467
Jones Lang LaSalle, Inc.	246,247	40,958,264
Kennedy-Wilson Holdings, Inc.	607,471	13,734,919
Marcus & Millichap, Inc. (a)	115,114	4,231,591
Maui Land & Pineapple, Inc. (a)(b)	29,867	338,990
Newmark Group, Inc.	756,586	9,873,447
RE/MAX Holdings, Inc.	89,260	3,423,121
Realogy Holdings Corp. (b)	551,107	5,770,090
Redfin Corp. (a)(b)	402,248	7,755,341
Stratus Properties, Inc. (a)	13,564	387,930
Tejon Ranch Co. (a)	93,747	1,541,201
The RMR Group, Inc.	76,221	3,580,100
The St. Joe Co. (a)(b)	151,656	2,881,464
Transcontinental Realty Investors, Inc. (a)	1,782	61,372
Trinity Place Holdings, Inc. (a)	39,666	122,171
		125,125,670

TOTAL REAL ESTATE		2,337,617,901

UTILITIES - 2.7%
Electric Utilities - 0.8%
Allete, Inc.	248,390	19,898,523
Avangrid, Inc.	274,721	13,334,957
El Paso Electric Co.	190,234	12,901,670
Genie Energy Ltd. Class B	101,120	818,061
Hawaiian Electric Industries, Inc.	523,055	22,841,812
IDACORP, Inc.	242,949	25,521,792
MGE Energy, Inc.	172,288	13,355,766
OGE Energy Corp.	948,797	39,906,402
Otter Tail Corp.	198,123	9,739,727
PNM Resources, Inc.	389,959	18,893,514
Portland General Electric Co.	429,883	23,862,805
Spark Energy, Inc. Class A,	72,291	797,370
		201,872,399
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	81,583	7,435,475
National Fuel Gas Co. (b)	415,985	18,727,645
New Jersey Resources Corp.	432,962	18,418,203
Northwest Natural Holding Co.	145,763	10,024,122
ONE Gas, Inc.	255,109	22,671,537
RGC Resources, Inc.	49,903	1,466,150
South Jersey Industries, Inc. (b)	445,891	13,929,635
Southwest Gas Holdings, Inc.	262,369	19,877,075
Spire, Inc.	244,292	18,913,087
UGI Corp.	1,002,462	43,657,220
		175,120,149
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	157,222	2,984,074
Class C	350,044	6,941,373
Ormat Technologies, Inc.	246,108	18,913,400
Pattern Energy Group, Inc.	438,593	12,070,079
Sunnova Energy International, Inc.	68,719	706,431
Terraform Power, Inc.	395,003	6,126,497
Vistra Energy Corp.	2,168,930	57,541,713
		105,283,567
Multi-Utilities - 0.4%
Avista Corp.	318,326	15,050,453
Black Hills Corp.	297,555	22,783,786
MDU Resources Group, Inc.	957,977	27,819,652
NorthWestern Energy Corp.	244,350	17,488,130
Unitil Corp.	75,558	4,612,060
		87,754,081
Water Utilities - 0.4%
American States Water Co.	177,367	15,127,631
Aqua America, Inc.	1,032,459	45,706,960
AquaVenture Holdings Ltd. (a)	105,741	2,353,795
Artesian Resources Corp. Class A	37,388	1,390,834
Cadiz, Inc. (a)(b)	126,047	1,444,499
California Water Service Group	235,825	12,121,405
Global Water Resources, Inc.	2,400	32,328
Middlesex Water Co.	83,645	5,253,742
Pure Cycle Corp. (a)	70,372	874,020
SJW Corp.	127,440	9,025,301
York Water Co.	64,115	2,842,218
		96,172,733

TOTAL UTILITIES		666,202,929

TOTAL COMMON STOCKS
(Cost $18,230,615,493)		24,684,689,071

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	865	2,154
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (e)
(Cost $1,993,685)	2,000,000	1,994,662
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund 1.61% (f)	15,702,219	$15,705,359
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	2,077,610,617	2,077,818,378
TOTAL MONEY MARKET FUNDS
(Cost $2,093,523,737)		2,093,523,737
TOTAL INVESTMENT IN SECURITIES - 108.4%
(Cost $20,326,134,714)		26,780,209,624
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(2,064,740,857)
NET ASSETS - 100%		$24,715,468,767

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	192	Dec. 2019	$15,588,480	$719,046	$719,046
CME E-mini S&P MidCap 400 Index Contracts (United States)	52	Dec. 2019	10,452,000	347,690	347,690
TOTAL FUTURES CONTRACTS					$1,066,736

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,537,983.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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